                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313

    As filed with the Securities and Exchange Commission on October 31, 2008

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. _____                   [ ]
                         Post-Effective Amendment No. 60                     [X]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                Amendment No. 60                             [X]
                        (Check appropriate box or boxes)

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 NICOLLET MALL
                          MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7987
              (Registrant's Telephone Number, including Area Code)

                                RICHARD J. ERTEL
                               FAF ADVISORS, INC.
                          800 NICOLLET MALL, BC-MN-H04N
                        MINNEAPOLIS, MINNESOTA 55402-7020
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[x]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Class A, Class B, and Class C Shares

GOVERNMENT OBLIGATIONS FUND

PRIME OBLIGATIONS FUND

TAX FREE OBLIGATIONS FUND

TREASURY OBLIGATIONS FUND

U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS


FUND SUMMARIES
   Introduction                                                               1
   Objectives, Principal Investment Strategies, and Principal
  Risks                                                                       2
    Government Obligations Fund                                               2
    Prime Obligations Fund                                                    3
    Tax Free Obligations Fund                                                 3
    Treasury Obligations Fund                                                 4
    U.S. Treasury Money Market Fund                                           4
   Fund Performance                                                           6
   Fees and Expenses                                                          9
POLICIES AND SERVICES
   Purchasing, Redeeming, and Exchanging Shares                              11
   Managing Your Investment                                                  17
ADDITIONAL INFORMATION
   Management                                                                18
   More About the Funds                                                      19
   Financial Highlights                                                      20
FOR MORE INFORMATION                                                 Back Cover





Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summaries
       Introduction

        This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds. Each fund offers Class A shares, while only Prime Obligations Fund offers Class B and Class C shares.


        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUNDS PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.




                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries

Objectives, Principal Investment Strategies, and Principal Risks


Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund are participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in any of the funds at the close of business on September 19, 2008. Any shares held by a shareholder in a participating fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the funds' board of directors will consider whether to continue to participate.


Government Obligations Fund

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities.


U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. government securities. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. government securities and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


Prime Obligations Fund

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:


- commercial paper.




- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Tax Free Obligations Fund

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.


Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.


Under normal market conditions, up to 20% of the fund's total assets may be invested in taxable money market securities and


                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED




municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Treasury Obligations Fund

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.

U.S. Treasury Money Market Fund

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.


                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. The fund may offer less income than money market funds investing in other high-quality money market securities.

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.



                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Fund Performance

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables illustrate each fund's average annual total returns over different time periods. The charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

In the bar charts, the annual returns for all funds, except Prime Obligations Fund, are for Class A shares. The bar chart for Prime Obligations Fund shows the performance of the fund's Class B shares. The performance of Prime Obligations Fund Class A and Class C shares will differ due to their different expenses. Contingent deferred sales charges for Class B shares are not reflected in the chart. If they were, returns would be lower.

The table for Prime Obligations Fund reflects contingent deferred sales charges for Class B and Class C shares.

Government Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


                                  (BAR CHART)


             1.18%      0.48%      0.66%      2.49%      4.30%      4.49%

             2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.12%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.09%







AVERAGE ANNUAL TOTAL RETURNS                                Inception                                           Since
AS OF 12/31/07                                                   Date       One Year       Five Years       Inception
---------------------------------------------------------------------------------------------------------------------
Government Obligations Fund (Class A)                         9/24/01          4.49%            2.48%           2.25%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.53%.


Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class B)(1)



                                  (BAR CHART)


             4.26%      3.88%      5.05%      2.86%      0.52%      0.05%      0.30%      2.04%      3.86%      4.16%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.29%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.01%







AVERAGE ANNUAL TOTAL RETURNS                       Inception                                                           Since
AS OF 12/31/07                                          Date       One Year       Five Years       Ten Years       Inception
----------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund (Class A)                     9/24/01         4.62%             2.53%             N/A           2.30%
----------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund (Class B)                     1/23/95        (0.84)%            1.71%           2.70%             N/A
----------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund (Class C)                      2/1/99         3.18%             2.08%             N/A           2.52%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.49%.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Fund Performance CONTINUED


Tax Free Obligations Fund



ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (CLASS A)(1)


                                   (BAR CHART)

              0.76%      0.34%      0.50%      1.66%      2.69%      2.93%

              2002       2003       2004       2005       2006       2007



            Best Quarter:
            Quarter ended  September 30, 2007       0.74%
            Worst Quarter:
            Quarter ended  September 30, 2003       0.05%





AVERAGE ANNUAL TOTAL RETURNS                                Inception                                           Since
AS OF 12/31/07                                                   Date       One Year       Five Years       Inception
---------------------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)                           9/24/01          2.93%            1.63%           1.47%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.14%.


Treasury Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


                                  (BAR CHART)


             1.12%      0.42%      0.60%      2.40%      4.26%      4.25%

             2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.12%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.07%







AVERAGE ANNUAL TOTAL RETURNS                                Inception                                           Since
AS OF 12/31/07                                                   Date       One Year       Five Years       Inception
---------------------------------------------------------------------------------------------------------------------
Treasury Obligations Fund (Class A)                           9/24/01          4.25%            2.38%           2.16%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.12%.



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Fund Performance CONTINUED


U.S. Treasury Money Market Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)(1)


                                  (BAR CHART)


             2.22%      4.01%      3.95%

             2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.04%
           Worst Quarter:
           Quarter ended  March 31, 2005           0.36%







AVERAGE ANNUAL TOTAL RETURNS                                         Inception                          Since
AS OF 12/31/07                                                            Date       One Year       Inception
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund (Class A)                             10/25/04          3.95%           3.28%






(1)Total return for the period from 1/1/08 through 9/30/08 was 0.97%.



                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Fees and Expenses


Except for Prime Obligations Fund, the funds do not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.



The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.




-----------------------------------------------------------------------------------------------------------------------
                                                   Government      Prime Obligations Fund        Tax Free      Treasury
SHAREHOLDER FEES(1)                               Obligations   ---------------------------   Obligations   Obligations
(fees paid directly from your investment)                Fund   Class A   Class B   Class C          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                            None      None      None      None          None          None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                   None      None      5.00%(2)  1.00%(2)      None          None
-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------------------------------------
  Management Fees                                        0.10%     0.10%     0.10%     0.10%         0.10%         0.10%
  Distribution and/or Service (12b-1) Fees               0.25%     0.25%     1.00%     1.00%         0.25%         0.25%
  Other Expenses:
     Shareholder Servicing Fee                           0.25%     0.25%     None      None          0.25%         0.25%
     Miscellaneous                                       0.19%     0.19%     0.14%     0.14%         0.20%         0.19%
  Acquired Fund Fees and Expenses(3)                     0.00%     0.01%     0.01%     0.01%         0.01%         0.00%
  Total Annual Fund Operating Expenses(4,5)              0.79%     0.80%     1.25%     1.25%         0.81%         0.79%
  Less Contractual Waiver of Fund Expenses(6,7)         (0.03)%   (0.00)%   (0.00)%   (0.00)%       (0.04)%          --
  Net Expenses(6,7)                                      0.76%     0.80%     1.25%     1.25%         0.77%         0.79%
-----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------
                                                  U.S. Treasury
SHAREHOLDER FEES(1)                                       Money
(fees paid directly from your investment)           Market Fund
---------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                              None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                     None
---------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
---------------------------------------------------------------
  Management Fees                                          0.10%
  Distribution and/or Service (12b-1) Fees                 0.25%
  Other Expenses:
     Shareholder Servicing Fee                             0.25%
     Miscellaneous                                         0.21%
  Acquired Fund Fees and Expenses(3)                       0.00%
  Total Annual Fund Operating Expenses(4,5)                0.81%
  Less Contractual Waiver of Fund Expenses(6,7)           (0.05)%
  Net Expenses(6,7)                                        0.76%
---------------------------------------------------------------



(1)An annual account maintenance fee of $50 may be charged under certain circumstances. See "Policies and Services -- Purchasing and Redeeming
   Shares -- Accounts with Low Balances."
(2)Class B and Class C shares are available only in exchange for Class B or Class C shares, respectively, of another fund. The contingent deferred sales charge imposed when you redeem your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original fund.

(3)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.


(4)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.


(5)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.


(6)With respect to Government Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


(7)With respect to Prime Obligations Fund, the advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.78%, 1.23%, and 1.23%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.



                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Fund Summaries
Fees and Expenses CONTINUED


EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                        Class     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------------------------------------------
 Government Obligations Fund              A          $78       $249       $436       $975
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   A          $82       $255       $444       $990
 Prime Obligations Fund                   B         $627       $797       $886     $1,386
 Prime Obligations Fund                   C         $326       $493       $779     $1,596
-----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                A          $79       $255       $446       $998
-----------------------------------------------------------------------------------------
 Treasury Obligations Fund                A          $81       $252       $439       $978
-----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund          A          $78       $254       $445       $997






For Class B and Class C shares, your expenses would differ depending on whether you redeemed or retained your shares at the end of the period. You would pay the following expenses if you did not redeem your shares at the end of the period:



                                        Class     1 Year    3 Years    5 Years   10 Years
-----------------------------------------------------------------------------------------
 Prime Obligations Fund                   B         $127       $397       $686     $1,386
                                          C         $226       $493       $779     $1,596







                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares

GENERAL


You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests. The funds will not accept exchanges from other funds unless the NYSE is open.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares" and "How to Redeem Shares."


Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information.




EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.


SHARE CLASSES

The funds issue their shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares.

Class A Shares

Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

Class B Shares


Class B shares are only offered by Prime Obligations Fund. Class B shares are closed to new investors and additional investments, including investments through any systematic investment plan, except in connection with the reinvestment of any distributions and permitted exchanges. Class B shares may be exchanged for Class B shares of another First American fund, including through a systematic exchange program that will be used to purchase Class B shares of those funds. See "How to Redeem Shares -- Systematic Exchange Program." Prime Obligations Fund Class B shares have no front-end sales charge, however they do have:


- an annual distribution and service (12b-1) fee of 1.00%.

- a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of the date you purchased the original fund shares.

- automatic conversion to Class A shares eight years after purchase, thereby reducing future annual expenses.

Class C Shares


Class C shares are only offered by Prime Obligations Fund and are available only in exchange for Class C shares of another First American fund, including through a systematic exchange program that will be used to purchase Class C shares of those funds. See "How to Redeem Shares -- Systematic Exchange Program." Prime Obligations Fund Class C shares:


- are subject to a 1.00% contingent deferred sales charge if you redeem your shares within 12 months of the date you purchased the original fund shares.

- have an annual distribution and service (12b-1) fee of 1.00%.

- do not convert to Class A shares.


                                     11
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED


12B-1 FEES

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                          12b-1 fees are equal to:
--------------------------------------------------------------
Class A shares               0.25% of average daily net assets
Class B shares               1.00% of average daily net assets
Class C shares               1.00% of average daily net assets


Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The Class A share 12b-1 fee is a distribution fee. For Class B and Class C shares (which are offered only by Prime Obligations Fund), a portion of the 12b-1 fee equal to 0.75% of average daily net assets attributable to Class B or Class C shares, respectively, is a distribution fee. The funds' distributor uses the distribution fee to compensate investment professionals or financial institutions for providing distribution-related services to the funds. The funds' distributor pays institutions which sell Class C shares the 0.75% annual distribution fee beginning one year after the shares are sold, but only if the shareholder continues to hold the shares at that time. The funds' distributor retains the Class B share 0.75% annual distribution fee in order to finance costs associated with the payment of sales commissions to investment professionals and financial institutions.


For Class B and Class C shares, the remaining portion of the 12b-1 fee, equal to 0.25% of the respective Class's average daily net assets, is a shareholder servicing fee. The funds' distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions, and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund's Class B and Class C share average daily net assets attributable to shares sold through such institutions. These fees are paid beginning one year after the shares are sold, but only if the shareholder continues to hold the shares at that time.

Your investment professional or financial institution will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

SHAREHOLDER SERVICING PLAN

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.


You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central

                                     12
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED



time on an Early Close will be processed after the closing time on the next business day.

                                      Deadline for orders
                                        to be received in
                                     order to receive the
                                        current day's NAV
---------------------------------------------------------
Government Obligations Fund        3:30 p.m. Central time
Prime Obligations Fund             3:30 p.m. Central time
Tax Free Obligations Fund         11:30 a.m. Central time
Treasury Obligations Fund          3:30 p.m. Central time
U.S. Treasury Money Market Fund   12:00 p.m. Central time


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

DETERMINING YOUR SHARE PRICE

Class A Shares

Your purchase price for Class A shares is their net asset value. You pay no front-end or back-end sales charge.

Class B Shares


Prime Obligations Fund Class B shares are available only in exchange for Class B shares of another First American fund, including through a systematic exchange program that will be used to purchase Class B shares of those funds. Class B shares are otherwise unavailable to new investors and additional investments. See "How to Redeem Shares -- Systematic Exchange Program."


Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem Prime Obligations Fund Class B shares within six years of the date that they were originally purchased in connection with establishing a systematic exchange program or, if they were received in exchange for Class B shares of another fund, the date that those original shares were purchased, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds' distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions that sell Class B shares (including Prime Obligations Fund Class B shares sold in connection with establishing a systematic exchange program). The funds' distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your original fund shares when they were purchased or on the value of the Prime Obligations Fund Class B shares at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase                  CDSC as a % of the
of original fund shares             value of your shares
--------------------------------------------------------
First                                        5%
Second                                       5%
Third                                        4%
Fourth                                       3%
Fifth                                        2%
Sixth                                        1%
Seventh                                      0%
Eighth                                       0%


Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The 12% annual limit will be based on the value of your account at the time of each withdrawal.

- redemptions required as a result of over contribution to an IRA plan.


Class C Shares. Prime Obligations Fund Class C shares are available only in exchange for Class C shares of another First American fund, including through a systematic exchange program that will be used to purchase Class C shares of those funds. See "How to Redeem Shares -- Systematic Exchange Program." When you purchase Prime Obligations Fund Class C shares in order to establish a systematic exchange program, you do not pay a front-end sales charge. However, if you redeem your Prime Obligations Class C shares within 12 months of the date that they were originally purchased or, if they were received in exchange for Class C shares of another fund, the date that those original shares were purchased, you will be assessed a CDSC of 1% of the value of the original fund shares at the time of purchase or the Prime Obligations Fund Class C shares at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.


Although you pay no front-end sales charge when you purchase Class C shares, the funds' distributor pays a sales commission of 1% of the amount invested to investment professionals and

                                     13
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED



financial institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

HOW TO PURCHASE SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.


You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order. As of January 1, 2009, the minimum initial investment will increase to $2,500 for all accounts and additional investments will be allowed for as little as $100 for all accounts.


By Phone. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor.


You may also purchase shares by calling Investor Services and making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds and select this option. Be sure to include a cancelled check or pre-printed deposit slip with the form. Once the account is established, you may request the account number and wiring instructions from Investor Services by calling 800 677-FUND. Purchases may then be made by wire transfer by calling the same number. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the funds' custodian receives your payment by wire.


You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:


- All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.



- Cash, money orders, cashier's checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted. We are unable to accept post-dated checks, post-dated online bill pay checks, or any conditional order as payment.



- If a check or Automated Clearing House (ACH) transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.



Investing Automatically. To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.


HOW TO REDEEM SHARES

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone. If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.

If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to

                                     14
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED



you by check. The funds charge a $15 fee for wire redemptions. The funds have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain individuals. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail. To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.

- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.


After you have established your account, signatures on a written request must be guaranteed if:



- you would like the proceeds from the sale to be paid to any person, address, or bank account other than that on record.


- you would like the check mailed to an address other than the address on the funds' records, or you have changed the address on the funds' records within the last 30 days.

- your redemption request is in excess of $50,000.

In addition to the situations described above, the funds reserve the right to require a signature guarantee in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Checking Account. Check writing privileges are available for Class A shares. You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the funds. With a fund checking account, you may redeem shares simply by writing a check for $100 or more. The funds may charge a $25 fee for bounced draft checks and requests to stop payment on a check. Call Investor Services at 800 677-FUND for more information.


Please note that you may not use a check to close your account.

Systematic Withdrawals. If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up systematic withdrawals when you complete a new account form or by calling your investment professional or financial institution.

It may not be in your best interest to make systematic withdrawals of Class B or Class C shares, since these withdrawals may be subject to a CDSC.

HOW TO EXCHANGE SHARES

Exchanges may be made only on days when the New York Stock Exchange is open.

If your investment goals or your financial needs change, you may move from your First American money market fund to another First American fund. There is no fee to exchange shares.

You may exchange your shares only for the same class of shares of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares for Class A shares of another First American fund, you will have to pay the sales charge imposed by the fund into which you are exchanging, unless your money market fund shares were originally issued in exchange for shares of a fund that had a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes.

The First American money market funds also are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the funds' distributor. If you are using one of the funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not

                                     15
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED



exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the CDSC schedule of your original mutual fund family. The CDSC schedule of the other mutual fund families are available in the funds' SAI. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone. You may exchange shares by calling your investment professional, your financial institution, or the funds, provided that both funds have identical shareholder registrations.

By Mail. To exchange shares by written request, please follow the procedures under "How to Redeem Shares." Be sure to include the names of both funds involved in the exchange.

Systematic Exchange Program. You may make automatic exchanges on a regular basis of your Class A, Class B, or Class C shares for the same class of shares of another First American fund. Investing a fixed dollar amount at regular intervals, sometimes referred to as "dollar cost averaging," may have the effect of reducing the average cost per share of the fund acquired. You may set up a systematic exchange program through your investment professional or financial institution, or by calling Investor Services at 800 677-FUND.

ACCOUNTS WITH LOW BALANCES




The funds reserve the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $500 for any reason, including market fluctuation.



Annually, on or about the second Wednesday of August, the funds will assess a $15 low balance fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Shareholders will receive a communication reminding them of this scheduled action in their second quarter account statements, thereby providing time to ensure that balances are at or above the account balance minimum prior to the assessment of the low balance fee or liquidation of low balance accounts.



TELEPHONE TRANSACTIONS

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations, and may be liable if such procedures are not followed.


Once a telephone transaction has been placed, it cannot be canceled or modified.


It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.



                                     16
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each non-systematic purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided your check is received by the time the fund determines its NAV). If you redeem shares and your request is received by the time the fund determines its NAV, you will receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.



                                     17
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
Management


FAF Advisors, Inc. is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.


Each fund pays the investment advisor a monthly management fee for providing investment advisory services to the funds. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal year.


                                       Management fee
                                     as a % of average
                                      daily net assets
------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                0.07%
PRIME OBLIGATIONS FUND                     0.10%
TAX FREE OBLIGATIONS FUND                  0.06%
TREASURY OBLIGATIONS FUND                  0.07%
U.S. TREASURY MONEY MARKET FUND            0.05%

------------------------------------------------------




A discussion regarding the basis for the board's approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. Each fund pays FAF Advisors the fund's pro rata portion of up to 0.20%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all open-end funds in the First American family of funds. Prime Obligations Fund pays FAF Advisors up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class B and Class C shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Distribution Services. Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the funds' distributor.

Securities Lending Services. In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

Shareholder Servicing Fees. Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with FAF Advisors.


                                     18
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
More About the Funds

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                                     19
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
Financial Highlights


The tables that follow present performance information about the Class A shares of each fund and the Class B and Class C shares of Prime Obligations Fund. Prior to December 1, 2003, the Class A shares were named "Class S" shares. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned on an investment in the fund, excluding sales charges and assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations Fund


                                                                                       Fiscal period          Fiscal year
                                                                                           ended                 ended
                                                   Fiscal year ended August 31,          August 31,          September 30,
CLASS A SHARES                                    2008         2007         2006          2005(1)         2004(2)       2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $   1.00     $   1.00     $   1.00        $   1.00       $   1.00     $  1.00
                                                --------     --------     --------        --------       --------     -------
Net Investment Income                              0.028        0.046        0.038           0.017          0.004       0.006
Dividends (from net investment income)            (0.028)      (0.046)      (0.038)         (0.017)        (0.004)     (0.006)
                                                --------     --------     --------        --------       --------     -------
Net Asset Value, End of Period                  $   1.00     $   1.00     $   1.00        $   1.00       $   1.00     $  1.00
                                                ========     ========     ========        ========       ========     =======
Total Return(3)                                     2.79%        4.66%        3.86%           1.73%          0.45%       0.52%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $710,680     $384,673     $429,573        $153,852       $144,764     $60,206
Ratio of Expenses to Average Net Assets             0.75%        0.75%        0.75%           0.75%          0.75%       0.75%
Ratio of Net Investment Income to Average
 Net Assets                                         2.58%        4.56%        3.96%           1.88%          0.45%       0.67%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.78%        0.78%        0.80%           0.80%          0.80%       0.81%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                     2.55%        4.53%        3.91%           1.83%          0.40%       0.61%
-----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3)Total return would have been lower had certain expenses not been waived.


                                     20
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


Prime Obligations Fund



                                                                                         Fiscal period          Fiscal year
                                                                                             ended                 ended
                                                    Fiscal year ended August 31,           August 31,          September 30,
CLASS A SHARES                                    2008          2007          2006          2005(1)         2004(2)       2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $     1.00    $     1.00    $     1.00      $     1.00     $     1.00    $   1.00
                                               ----------    ----------    ----------      ----------     ----------    --------
Net Investment Income                               0.031         0.046         0.038           0.017          0.005       0.007
Dividends (from net investment income)             (0.031)       (0.046)       (0.038)         (0.017)        (0.005)     (0.007)
                                               ----------    ----------    ----------      ==========     ==========    ========
Net Asset Value, End of Period                 $     1.00    $     1.00    $     1.00      $     1.00     $     1.00    $   1.00
                                               ==========    ==========    ==========      ==========     ==========    ========
Total Return(3)                                      3.17%         4.70%         3.88%           1.75%          0.48%       0.67%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $2,315,088    $2,048,485    $1,707,450      $1,143,508     $1,296,169    $120,863
Ratio of Expenses to Average Net Assets              0.78%         0.78%         0.78%           0.78%          0.78%       0.78%
Ratio of Net Investment Income to Average
 Net Assets                                          3.08%         4.60%         3.81%           1.86%          0.50%       0.59%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                 0.78%         0.78%         0.79%           0.80%          0.80%       0.80%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                      3.08%         4.60%         3.80%           1.84%          0.48%       0.57%

--------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3)Total return would have been lower had certain expenses not been waived.


                                                                                       Fiscal period         Fiscal year
                                                                                           ended                ended
                                                     Fiscal year ended August 31,        August 31,         September 30,
CLASS B SHARES                                       2008        2007        2006         2005(1)          2004        2003
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                   -------     -------     -------        -------        -------     -------
Net Investment Income                                0.026       0.042       0.034          0.013          0.001       0.001
Dividends (from net investment income)              (0.026)     (0.042)     (0.034)        (0.013)        (0.001)     (0.001)
                                                   -------     -------     -------        -------        -------     -------
Net Asset Value, End of Period                     $  1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                   =======     =======     =======        =======        =======     =======
Total Return(2)                                       2.70%       4.23%       3.42%          1.33%          0.11%       0.04%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 5,610     $11,789     $11,769        $10,605        $15,376     $ 8,079
Ratio of Expenses to Average Net Assets               1.23%       1.23%       1.23%          1.23%          1.14%       1.36%
Ratio of Net Investment Income to Average Net
 Assets                                               2.63%       4.16%       3.40%          1.38%          0.15%       0.10%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.23%       1.23%       1.24%          1.25%          1.16%       1.38%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                           2.63%       4.16%       3.39%          1.36%          0.13%       0.08%
----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                     21
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED


Prime Obligations Fund  (CONTINUED)






                                                                                       Fiscal period         Fiscal year
                                                                                           ended                ended
                                                     Fiscal year ended August 31,        August 31,         September 30,
CLASS C SHARES                                       2008        2007        2006         2005(1)          2004        2003
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period               $  1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                   -------     -------     -------        -------        -------     -------
Net Investment Income                                0.027       0.042       0.034          0.013          0.001       0.001
Dividends (from net investment income)              (0.027)     (0.042)     (0.034)        (0.013)        (0.001)     (0.001)
                                                   -------     -------     -------        -------        -------     -------
Net Asset Value, End of Period                     $  1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                   =======     =======     =======        =======        =======     =======
Total Return(2)                                       2.71%       4.26%       3.42%          1.33%          0.11%       0.14%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                    $ 5,060     $10,545     $14,486        $12,551        $19,349     $ 6,736
Ratio of Expenses to Average Net Assets               1.23%       1.23%       1.23%          1.23%          1.15%       1.33%
Ratio of Net Investment Income to Average Net
 Assets                                               2.65%       4.18%       3.41%          1.39%          0.17%       0.07%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  1.23%       1.23%       1.24%          1.25%          1.17%       1.35%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                           2.65%       4.18%       3.40%          1.37%          0.15%       0.05%
----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Tax Free Obligations Fund



                                                                                                                Fiscal year
                                                                                       Fiscal period               ended
                                                Fiscal year ended August 31,               ended               September 30,
CLASS A SHARES                                 2008         2007         2006       August 31, 2005(1)      2004(2)       2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $   1.00     $   1.00     $   1.00          $   1.00          $   1.00     $   1.00
                                             --------     --------     --------          --------          --------     --------
Net Investment Income                           0.018        0.029        0.024             0.012             0.003        0.005
Dividends (from net investment income)         (0.018)      (0.029)      (0.024)           (0.012)           (0.003)      (0.005)
                                             --------     --------     --------          --------          --------     --------
Net Asset Value, End of Period               $   1.00     $   1.00     $   1.00          $   1.00          $   1.00     $   1.00
                                             ========     ========     ========          ========          ========     ========
Total Return(3)                                  1.86%        2.94%        2.45%             1.22%             0.35%        0.45%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $255,762     $172,416     $172,800          $128,245          $159,531     $123,272
Ratio of Expenses to Average Net Assets          0.75%        0.75%        0.75%             0.75%             0.75%        0.75%
Ratio of Net Investment Income to
 Average Net Assets                              1.80%        2.90%        2.43%             1.27%             0.34%        0.48%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                             0.79%        0.80%        0.80%             0.80%             0.80%        0.81%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)          1.76%        2.85%        2.38%             1.22%             0.29%        0.42%
--------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3)Total return would have been lower had certain expenses not been waived.

                                     22
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

Additional Information
Financial Highlights CONTINUED






Treasury Obligations Fund



                                                                                        Fiscal period            Fiscal year
                                                                                            ended                   ended
                                                 Fiscal year ended August 31,             August 31,            September 30,
CLASS A SHARES                                2008           2007           2006           2005(1)          2004(2)         2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Investment Income                           0.023          0.045          0.037            0.016           0.004          0.006
Dividends (from net investment income)         (0.023)        (0.045)        (0.037)          (0.016)         (0.004)        (0.006)
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Asset Value, End of Period             $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ==========     ==========     ==========       ==========      ==========     ==========
Total Return(3)                                  2.30%          4.55%          3.79%            1.65%           0.39%          0.56%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $1,391,961     $1,719,685     $1,496,419       $1,174,750      $1,197,325     $1,354,195
Ratio of Expenses to Average Net
 Assets                                          0.75%          0.75%          0.75%            0.75%           0.75%          0.75%
Ratio of Net Investment Income to
 Average Net Assets                              2.34%          4.46%          3.76%            1.77%           0.39%          0.57%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      0.78%          0.78%          0.79%            0.80%           0.80%          0.80%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                        2.31%          4.43%          3.72%            1.72%           0.34%          0.52%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
(3)Total return would have been lower had certain expenses not been waived.

U.S. Treasury Money Market Fund



                                                                                                   Fiscal period
                                                                                                       ended
                                                                   Fiscal year ended August 31,      August 31,
CLASS A SHARES                                                      2008       2007       2006        2005(1)
----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $  1.00    $  1.00    $  1.00       $  1.00
                                                                  -------    -------    -------       -------
Net Investment Income                                               0.020      0.043      0.035         0.015
Dividends (from net investment income)                             (0.020)    (0.043)    (0.035)       (0.015)
                                                                  -------    -------    -------       -------
Net Asset Value, End of Period                                    $  1.00    $  1.00    $  1.00       $  1.00
                                                                  =======    =======    =======       =======
Total Return(2)                                                      2.00%      4.31%      3.56%         1.49%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $89,497    $17,727    $66,783       $ 5,229
Ratio of Expenses to Average Net Assets                              0.75%      0.75%      0.75%         0.75%
Ratio of Net Investment Income to Average Net Assets                 1.64%      4.25%      3.96%         1.51%
Ratio of Expenses to Average Net Assets (excluding waivers)          0.80%      0.82%      0.84%         0.82%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                 1.59%      4.18%      3.87%         1.44%
----------------------------------------------------------------------------------------------------------------



(1)Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     23
                        PROSPECTUS - First American Money Market Funds
                                     Class A, Class B, and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                        PROMMR  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Class D Shares

GOVERNMENT OBLIGATIONS FUND

PRIME OBLIGATIONS FUND

TAX FREE OBLIGATIONS FUND

TREASURY OBLIGATIONS FUND

U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARIES
   Introduction                                                 1
   Objectives, Principal Investment Strategies, and
  Principal Risks                                               2
    Government Obligations Fund                                 2
    Prime Obligations Fund                                      3
    Tax Free Obligations Fund                                   3
    Treasury Obligations Fund                                   4
    U.S. Treasury Money Market Fund                             4
   Fund Performance                                             6
   Fees and Expenses                                            9
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                             10
   Managing Your Investment                                    12
ADDITIONAL INFORMATION
   Management                                                  13
   More About the Funds                                        14
   Financial Highlights                                        15
FOR MORE INFORMATION                                   Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summaries
       Introduction

        This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUNDS PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.




                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries

Objectives, Principal Investment Strategies, and Principal Risks


Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund are participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in any of the funds at the close of business on September 19, 2008. Any shares held by a shareholder in a participating fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the funds' board of directors will consider whether to continue to participate.


Government Obligations Fund

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities.


U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. government securities. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. government securities and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


Prime Obligations Fund

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:


- commercial paper.




- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Tax Free Obligations Fund

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.


Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.


                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED



Under normal market conditions, up to 20% of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Treasury Obligations Fund

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.

U.S. Treasury Money Market Fund

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.


                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. The fund may offer less income than money market funds investing in other high-quality money market securities.

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.



                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Fund Performance

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables illustrate each fund's average annual total returns over different time periods. The charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

Government Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             4.99%      4.61%      5.90%      3.63%      1.33%      0.64%      0.81%      2.64%      4.45%      4.64%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.52%
           Worst Quarter:
           Quarter ended  March 31, 2004           0.12%







AVERAGE ANNUAL TOTAL RETURNS                          Inception
AS OF 12/31/07                                             Date      One Year      Five Years      Ten Years
------------------------------------------------------------------------------------------------------------
Government Obligations Fund                             1/21/95         4.64%           2.64%          3.36%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.64%.


Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)


             5.17%      4.80%      6.00%      3.75%      1.37%      0.67%      0.84%      2.65%      4.48%      4.78%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2000       1.55%
           Worst Quarter:
           Quarter ended  March 31, 2004           0.13%







AVERAGE ANNUAL TOTAL RETURNS                          Inception
AS OF 12/31/07                                             Date      One Year      Five Years      Ten Years
------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                  1/24/95         4.78%           2.68%          3.44%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.95%.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Fund Performance CONTINUED


Tax Free Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             2.95%      2.74%      3.61%      2.22%      0.91%      0.49%      0.75%      1.81%      2.84%      3.08%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        0.95%
           Worst Quarter:
           Quarter ended  September 30, 2003       0.08%







AVERAGE ANNUAL TOTAL RETURNS                          Inception
AS OF 12/31/07                                             Date      One Year      Five Years      Ten Years
------------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund                              11/26/97         3.08%           1.78%          2.13%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.25%.


Treasury Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             4.94%      4.48%      5.70%      3.48%      1.27%      0.57%      0.75%      2.55%      4.41%      4.41%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.49%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.11%







AVERAGE ANNUAL TOTAL RETURNS                          Inception
AS OF 12/31/07                                             Date      One Year      Five Years      Ten Years
------------------------------------------------------------------------------------------------------------
Treasury Obligations Fund                               10/4/93         4.41%           2.54%          3.25%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.23%.



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Fund Performance CONTINUED


U.S. Treasury Money Market Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             2.38%      4.16%      4.11%

             2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.08%
           Worst Quarter:
           Quarter ended  March 31, 2005           0.40%







AVERAGE ANNUAL TOTAL RETURNS                                    Inception                        Since
AS OF 12/31/07                                                       Date      One Year      Inception
------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                  10/25/04         4.11%          3.44%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.08%.



                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Fund Summaries
Fees and Expenses


The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.



The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.




------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations    Money Market
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund            Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None            None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  as a % of average net assets
  (expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      0.15%         0.15%         0.15%         0.15%           0.15%
  Other Expenses:
     Shareholder Servicing Fee                                  0.25%         0.25%         0.25%         0.25%           0.25%
     Miscellaneous                                              0.14%         0.14%         0.15%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.64%         0.65%         0.66%         0.64%           0.66%
  Less Contractual Waiver of Fund Expenses(4)                  (0.03)%       (0.00)%       (0.04)%          --           (0.05)%
  Net Expenses(4)                                               0.61%         0.65%         0.62%         0.64%           0.61%
------------------------------------------------------------------------------------------------------------------------------




(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.


(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.




(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.


(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.60% for Government Obligations Fund, 0.63% for Prime Obligations Fund, 0.60% for Tax Free Obligations Fund, and 0.60% for U.S. Treasury Money Market Fund. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $62       $202       $354       $796
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $66       $208       $362       $810
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $63       $207       $364       $819
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $65       $205       $357       $798
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $62       $206       $363       $818






                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.


SHARE CLASSES

The funds issue their shares in multiple classes. This prospectus offers Class D shares.


Class D shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity. Class D shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.


12B-1 FEES

Each fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The funds' distributor uses the distribution fee to compensate U.S. Bank for providing distribution-related services to the fund. U.S. Bank receives annual fees equal to 0.15% of each fund's Class D share average daily net assets attributable to shares sold through them. U.S. Bank will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

SHAREHOLDER SERVICING PLAN

Each fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.


                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank's customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that U.S. Bank sells or may sell; the value of the assets invested in the funds by U.S. Bank's customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.


You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services U.S. Bank provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

                                      Deadline for orders
                                        to be received in
                                     order to receive the
                                        current day's NAV
---------------------------------------------------------
Government Obligations Fund        3:30 p.m. Central time
Prime Obligations Fund             3:30 p.m. Central time
Tax Free Obligations Fund         11:30 a.m. Central time
Treasury Obligations Fund          3:30 p.m. Central time
U.S. Treasury Money Market Fund   12:00 p.m. Central time




A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.



                                     11
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Policies and Services
Managing Your Investment

STAYING INFORMED


Shareholder Reports


Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations


Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income." You should consult your tax advisor for more information.

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.



                                     12
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Additional Information
Management



FAF Advisors, Inc. is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.


Each fund pays the investment advisor a monthly management fee for providing investment advisory services to the funds. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal year.


                                       Management fee
                                     as a % of average
                                      daily net assets
------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                0.07%
PRIME OBLIGATIONS FUND                     0.10%
TAX FREE OBLIGATIONS FUND                  0.06%
TREASURY OBLIGATIONS FUND                  0.07%
U.S. TREASURY MONEY MARKET FUND            0.05%

------------------------------------------------------




A discussion regarding the basis for the board's approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202


ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. Each fund pays FAF Advisors the fund's pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Distribution Services. Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution fees for acting as the funds' distributor.

Securities Lending Services. In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

Shareholder Servicing Fees. Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with FAF Advisors.



                                     13
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Additional Information
More About the Funds

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                                     14
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Additional Information
Financial Highlights


The tables that follow present performance information about the Class D shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations Fund



                                                                                          Fiscal period          Fiscal year
                                                                                              ended                 ended
                                                   Fiscal year ended August 31,             August 31,          September 30,
                                                2008           2007           2006           2005(1)          2004         2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period         $     1.00     $     1.00     $     1.00       $     1.00      $   1.00     $   1.00
                                             ----------     ----------     ----------       ----------      --------     --------
Net Investment Income                             0.029          0.047          0.039            0.019         0.006        0.008
Dividends (from net investment income)           (0.029)        (0.047)        (0.039)          (0.019)       (0.006)      (0.008)
                                             ----------     ----------     ----------       ----------      --------     --------
Net Asset Value, End of Period               $     1.00     $     1.00     $     1.00       $     1.00      $   1.00     $   1.00
                                             ==========     ==========     ==========       ==========      ========     ========
Total Return(2)                                    2.95%          4.82%          4.01%            1.87%         0.60%        0.78%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)              $2,628,910     $1,320,996     $1,307,002       $1,749,894      $834,112     $902,940
Ratio of Expenses to Average Net Assets            0.60%          0.60%          0.60%            0.60%         0.60%        0.60%
Ratio of Net Investment Income to
 Average Net Assets                                2.59%          4.71%          3.90%            2.07%         0.60%        0.73%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                               0.63%          0.63%          0.65%            0.65%         0.65%        0.65%
Ratio of Net Investment Income to
 Average Net Assets (excluding waivers)            2.56%          4.68%          3.85%            2.02%         0.55%        0.68%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     15
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Additional Information
Financial Highlights CONTINUED


Prime Obligations Fund





                                                                                        Fiscal period         Fiscal year
                                                                                            ended                ended
                                                    Fiscal year ended August 31,          August 31,         September 30,
                                                   2008          2007         2006         2005(1)         2004        2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $     1.00    $     1.00    $   1.00       $   1.00      $   1.00    $   1.00
                                                ----------    ----------    --------       --------      --------    --------
Net Investment Income                                0.033         0.048       0.040          0.019         0.006       0.008
Dividends (from net investment income)              (0.033)       (0.048)     (0.040)        (0.019)       (0.006)     (0.008)
                                                ----------    ----------    --------       --------      --------    --------
Net Asset Value, End of Period                  $     1.00    $     1.00    $   1.00       $   1.00      $   1.00    $   1.00
                                                ==========    ==========    ========       ========      ========    ========
Total Return(2)                                       3.32%         4.86%       4.04%          1.89%         0.63%       0.82%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $1,936,019    $1,102,093    $965,305       $686,779      $712,727    $632,464
Ratio of Expenses to Average Net Assets               0.63%         0.63%       0.63%          0.63%         0.63%       0.63%
Ratio of Net Investment Income to Average
 Net Assets                                           3.07%         4.76%       4.00%          2.04%         0.62%       0.80%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  0.63%         0.63%       0.64%          0.65%         0.65%       0.65%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                       3.07%         4.76%       3.99%          2.02%         0.60%       0.78%

-----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


Tax Free Obligations Fund




                                                                                       Fiscal period         Fiscal year
                                                                                           ended                ended
                                                    Fiscal year ended August 31,         August 31,         September 30,
                                                    2008         2007        2006         2005(1)          2004        2003
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $   1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                  --------     -------     -------        -------        -------     -------
Net Investment Income                                0.020       0.031       0.026          0.013          0.005       0.006
Dividends (from net investment income)              (0.020)     (0.031)     (0.026)        (0.013)        (0.005)     (0.006)
                                                  --------     -------     -------        -------        -------     -------
Net Asset Value, End of Period                    $   1.00     $  1.00     $  1.00        $  1.00        $  1.00     $  1.00
                                                  ========     =======     =======        =======        =======     =======
Total Return(2)                                       2.01%       3.09%       2.61%          1.36%          0.50%       0.60%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $159,924     $51,119     $47,306        $15,693        $14,134     $19,343
Ratio of Expenses to Average Net Assets               0.60%       0.60%       0.60%          0.60%          0.60%       0.60%
Ratio of Net Investment Income to Average Net
 Assets                                               1.75%       3.05%       2.60%          1.49%          0.48%       0.59%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  0.64%       0.65%       0.65%          0.65%          0.65%       0.65%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                           1.71%       3.00%       2.55%          1.44%          0.43%       0.54%
----------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     16
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

Additional Information
Financial Highlights CONTINUED






Treasury Obligations Fund



                                                                                        Fiscal period            Fiscal year
                                                                                            ended                   ended
                                                 Fiscal year ended August 31,             August 31,            September 30,
                                              2008           2007           2006           2005(1)           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Investment Income                           0.024          0.046          0.039            0.018           0.005          0.007
Dividends (from net investment income)         (0.024)        (0.046)        (0.039)          (0.018)         (0.005)        (0.007)
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Asset Value, End of Period             $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ==========     ==========     ==========       ==========      ==========     ==========
Total Return(2)                                  2.45%          4.71%          3.95%            1.79%           0.54%          0.71%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $6,868,518     $7,232,055     $6,051,333       $4,779,060      $4,898,189     $5,720,129
Ratio of Expenses to Average Net
 Assets                                          0.60%          0.60%          0.60%            0.60%           0.60%          0.60%
Ratio of Net Investment Income to
 Average Net Assets                              2.45%          4.61%          3.93%            1.93%           0.53%          0.68%
Ratio of Expenses to Average Net
 Assets
 (excluding waivers)                             0.63%          0.63%          0.64%            0.65%           0.65%          0.65%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                        2.42%          4.58%          3.89%            1.88%           0.48%          0.63%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.

U.S. Treasury Money Market Fund



                                                                                                    Fiscal period
                                                                                                        ended
                                                                  Fiscal year ended August 31,        August 31,
                                                                  2008        2007        2006         2005(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   1.00    $   1.00    $   1.00       $   1.00
                                                                --------    --------    --------       --------
Net Investment Income                                              0.021       0.044       0.037          0.016
Dividends (from net investment income)                            (0.021)     (0.044)     (0.037)        (0.016)
                                                                --------    --------    --------       --------
Net Asset Value, End of Period                                  $   1.00    $   1.00    $   1.00       $   1.00
                                                                --------    --------    --------       --------
Total Return(2)                                                     2.15%       4.47%       3.71%          1.63%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $321,431    $230,031    $188,499       $630,430
Ratio of Expenses to Average Net Assets                             0.60%       0.60%       0.60%          0.60%
Ratio of Net Investment Income to Average Net Assets                2.09%       4.37%       3.62%          2.34%
Ratio of Expenses to Average Net Assets (excluding waivers)         0.65%       0.67%       0.69%          0.67%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.04%       4.30%       3.53%          2.27%
-----------------------------------------------------------------------------------------------------------------



(1)Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     17
                        PROSPECTUS - First American Money Market Funds
                                     Class D Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                        PROMMD  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Class I Shares

PRIME OBLIGATIONS FUND

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete.
Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARY
   Introduction                                                               1
   Objective                                                                  2
   Principal Investment Strategies                                            2
   Principal Risks                                                            2
   Fund Performance                                                           3
   Fees and Expenses                                                          4
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                                            5
   Managing Your Investment                                                   7
ADDITIONAL INFORMATION
   Management                                                                 8
   More About the Fund                                                        9
   Financial Highlights                                                      10
FOR MORE INFORMATION                                                 Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summary
       Introduction

        This section of the prospectus describes the objective of the First American Prime Obligations Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


        AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUND PARTICIPATES IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUND MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.



                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Fund Summary


Prime Obligations Fund





Prime Obligations Fund is participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in the fund at the close of business on September 19, 2008. Any shares held by a shareholder in the fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the fund as of September 19, 2008. The fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the fund. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the fund's board of directors will consider whether to continue to participate.



OBJECTIVE


Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:




- commercial paper.


- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks, which are subject to the same regulation as U.S. banks, to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.



                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Fund Summary
Fund Performance


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             1.60%      0.90%      1.07%      2.89%      4.71%      5.02%

             2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.25%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.19%







AVERAGE ANNUAL TOTAL RETURNS                          Inception                                        Since
AS OF 12/31/07                                             Date      One Year      Five Years      Inception
------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                  9/24/01         5.02%           2.92%          2.69%






(1)Total return for the period from 1/1/08 through 9/30/08 was 2.12%.



                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Fund Summary
Fees and Expenses


The fund does not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.





The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.




-----------------------------------------------------------------------------------------------
                                                                                          Prime
SHAREHOLDER FEES                                                                    Obligations
(fees paid directly from your investment)                                                  Fund
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                                              None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                     None
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
-----------------------------------------------------------------------------------------------
  Management Fees                                                                          0.10%
  Distribution and/or Service (12b-1) Fees                                                 None
  Other Expenses:
     Shareholder Servicing Fee                                                             0.20%
     Miscellaneous                                                                         0.14%
  Acquired Fund Fees and Expenses(1)                                                       0.01%
  Total Annual Fund Operating Expenses(2)                                                  0.45%
  Less Contractual Waiver of Fund Expenses(3)                                             (0.03)%
  Net Expenses(3)                                                                          0.42%
-----------------------------------------------------------------------------------------------




(1)In addition to the fund's total annual operating expenses that the fund bears directly, the fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the fund invests.




(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The fund's most recent annual report and financial highlights reflect the operating expenses of the fund and do not include Acquired Fund Fees and Expenses.


(3)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $43       $141       $249       $564







                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the fund on any day when the New York Stock Exchange (NYSE) is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and the money market fund accommodates frequent trading.


SHARE CLASSES

The fund issues its shares in multiple classes. This prospectus offers Class I shares.


Class I shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity, and to existing Class I share accounts owned by Baird Funds, Inc., Great-West Life & Annuity Insurance Company, and Ranier Investment Management Mutual Funds. Class I shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.


SHAREHOLDER SERVICING PLAN

The fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class I shares. Under this plan and agreement, the fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.20% of average daily Class I share net assets for providing or arranging for the provision of shareholder services to the holders of Class I shares. No distribution-related services are provided under this plan and agreement.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank's customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the Fund Summary section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of shares that U.S. Bank sells or may sell; the value of the assets invested in the fund by U.S. Bank's customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. U.S. Bank also receive payments in recognition of sub-accounting or other services they provide to


                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED



shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services U.S. Bank provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The fund generally calculates its NAV per share as of 3:30 p.m. Central time every day the New York Stock Exchange is open, except that the NAV is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.


HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Policies and Services
Managing Your Investment

STAYING INFORMED


Shareholder Reports


Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.


Statements and Confirmations


Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment for fund shares by the time it determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income." You should consult your tax advisor for more information.



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Additional Information
Management


FAF Advisors, Inc. is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.


For the fund's most recently completed fiscal year, the fund paid the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.


A discussion regarding the basis for the board's approval of the fund's investment advisory agreement appears in the fund's annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the fund's investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund's administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. The fund pays FAF Advisors the fund's pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class I shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Shareholder Servicing Fees. The fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.20% of the fund's average daily net assets attributable to Class I shares for providing or arranging for the provision of shareholder services to the holders of its Class I shares.

PORTFOLIO MANAGEMENT

The fund is managed by a team of persons associated with FAF Advisors.


                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Additional Information
More About the Fund

INVESTMENT STRATEGIES

The fund's principal investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including other money market funds advised by the fund's investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.


                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

Additional Information
Financial Highlights


The table that follows presents performance information about the Class I shares of Prime Obligations Fund. This information is intended to help you understand the fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the table represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

Prime Obligations Fund


                                                                                        Fiscal period            Fiscal year
                                                                                            ended                   ended
                                                 Fiscal year ended August 31,             August 31,            September 30,
                                              2008           2007           2006           2005(1)           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Investment Income                           0.035          0.050          0.042            0.021           0.009          0.010
Dividends (from net investment income)         (0.035)        (0.050)        (0.042)          (0.021)         (0.009)        (0.010)
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Asset Value, End of Period             $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ==========     ==========     ==========       ==========      ==========     ==========
Total Return(2)                                  3.56%          5.10%          4.28%            2.10%           0.86%          1.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $1,608,965     $1,652,385     $1,932,477       $1,979,318      $1,647,456     $1,631,687
Ratio of Expenses to Average Net
 Assets                                          0.40%          0.40%          0.40%            0.40%           0.40%          0.40%
Ratio of Net Investment Income to
 Average Net Assets                              3.49%          4.98%          4.16%            2.29%           0.87%          1.07%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      0.43%          0.43%          0.44%            0.45%           0.45%          0.42%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                        3.46%          4.95%          4.12%            2.24%           0.82%          1.05%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(2)Total return would have been lower had certain expenses not been waived.


                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Class I Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                     PROPRIMEI  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Class Y Shares

GOVERNMENT OBLIGATIONS FUND

PRIME OBLIGATIONS FUND

TAX FREE OBLIGATIONS FUND

TREASURY OBLIGATIONS FUND

U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARIES
   Introduction                                                               1
   Objectives, Principal Investment Strategies, and Principal
  Risks                                                                       2
    Government Obligations Fund                                               2
    Prime Obligations Fund                                                    3
    Tax Free Obligations Fund                                                 3
    Treasury Obligations Fund                                                 4
    U.S. Treasury Money Market Fund                                           4
   Fund Performance                                                           6
   Fees and Expenses                                                          9
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                                           10
   Managing Your Investment                                                  12
ADDITIONAL INFORMATION
   Management                                                                13
   More About the Funds                                                      14
   Financial Highlights                                                      15
FOR MORE INFORMATION                                                 Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summaries
       Introduction

        This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUNDS PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.




                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries

Objectives, Principal Investment Strategies, and Principal Risks


Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund are participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in any of the funds at the close of business on September 19, 2008. Any shares held by a shareholder in a participating fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the funds' board of directors will consider whether to continue to participate.


Government Obligations Fund

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities.


U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. government securities. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. government securities and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


Prime Obligations Fund

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:


- commercial paper.




- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Tax Free Obligations Fund

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.


Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.


Under normal market conditions, up to 20% of the fund's total assets may be invested in taxable money market securities and


                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED




municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Treasury Obligations Fund

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.

U.S. Treasury Money Market Fund

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds

                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED



that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.


PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. The fund may offer less income than money market funds investing in other high-quality money market securities.

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Fund Performance

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables illustrate each fund's average annual total returns over different time periods. Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

Government Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)


             5.15%      4.77%      6.05%      3.78%      1.48%      0.79%      0.96%      2.80%      4.60%      4.80%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.56%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.16%







AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/07                                                   Date       One Year       Five Years       Ten Years
---------------------------------------------------------------------------------------------------------------------
Government Obligations Fund                                    3/1/90          4.80%            2.79%           3.51%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.76%.


Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

                                  (BAR CHART)


             5.32%      4.96%      6.16%      3.91%      1.52%      0.82%      0.99%      2.80%      4.63%      4.94%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.54%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.17%







AVERAGE ANNUAL TOTAL RETURNS                            Inception
AS OF 12/31/07                                               Date       One Year       Five Years       Ten Years
---------------------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                     3/1/90          4.94%            2.84%           3.60%






(1)Total return for the period from 1/1/08 through 9/30/08 was 2.06%.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Fund Performance CONTINUED


Tax Free Obligations Fund


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)


             3.12%      2.90%      3.77%      2.37%      1.06%      0.64%      0.80%      1.96%      2.99%      3.24%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        0.99%
           Worst Quarter:
           Quarter ended  September 30, 2003       0.12%







AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/07                                                   Date       One Year       Five Years       Ten Years
---------------------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund                                      1/9/95          3.24%            1.93%           2.29%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.37%.


Treasury Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             5.10%      4.64%      5.85%      3.64%      1.42%      0.72%      0.90%      2.70%      4.57%      4.56%

             1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2000        1.53%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.15%







AVERAGE ANNUAL TOTAL RETURNS                                Inception
AS OF 12/31/07                                                   Date       One Year       Five Years       Ten Years
---------------------------------------------------------------------------------------------------------------------
Treasury Obligations Fund                                     1/24/95          4.56%            2.69%           3.40%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.34%.



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Fund Performance CONTINUED


U.S. Treasury Money Market Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             2.52%      4.31%      4.26%

             2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.12%
           Worst Quarter:
           Quarter ended  March 31, 2005           0.43%







AVERAGE ANNUAL TOTAL RETURNS                                         Inception                          Since
AS OF 12/31/07                                                            Date       One Year       Inception
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                       10/25/04          4.26%           3.59%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.19%.



                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Fund Summaries
Fees and Expenses

The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.


The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.




------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations           Money
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None            None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      None          None          None          None            None
  Other Expenses:
     Shareholder Servicing Fee                                  0.25%         0.25%         0.25%         0.25%           0.25%
     Miscellaneous                                              0.14%         0.14%         0.15%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.49%         0.50%         0.51%         0.49%           0.51%
  Less Contractual Waiver of Fund Expenses(4)                  (0.03)%       (0.00)%       (0.04)%          --           (0.05)%
  Net Expenses(4)                                               0.46%         0.50%         0.47%         0.49%           0.46%
------------------------------------------------------------------------------------------------------------------------------




(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.


(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursement or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.


(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.


(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.45% for Government Obligations Fund, 0.48% for Prime Obligations Fund, 0.45% for Tax Free Obligations Fund, and 0.45% for U.S. Treasury Money Market Fund. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $47       $154       $271       $613
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $51       $160       $280       $628
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $48       $160       $281       $637
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $50       $157       $274       $616
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $47       $159       $280       $636






                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."

Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.


SHARE CLASSES

The funds issue their shares in multiple classes. This prospectus offers Class Y shares.


Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.


SHAREHOLDER SERVICING PLAN

Each fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED



The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.


You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

                                      Deadline for orders
                                        to be received in
                                     order to receive the
                                        current day's NAV
---------------------------------------------------------
Government Obligations Fund        3:30 p.m. Central time
Prime Obligations Fund             3:30 p.m. Central time
Tax Free Obligations Fund         11:30 a.m. Central time
Treasury Obligations Fund          3:30 p.m. Central time
U.S. Treasury Money Market Fund   12:00 p.m. Central time


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.



                                     11
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.



                                     12
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Additional Information
Management


FAF Advisors, Inc., is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.


Each fund pays the investment advisor a monthly management fee for providing investment advisory services to the funds. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal year.


                                       Management fee
                                     as a % of average
                                      daily net assets
------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                0.07%
PRIME OBLIGATIONS FUND                     0.10%
TAX FREE OBLIGATIONS FUND                  0.06%
TREASURY OBLIGATIONS FUND                  0.07%
U.S. TREASURY MONEY MARKET FUND            0.05%

------------------------------------------------------




A discussion regarding the basis for the board's approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202


ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. Each fund pays FAF Advisors the fund's pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Securities Lending Services. In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

Shareholder Servicing Fees. Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with FAF Advisors.


                                     13
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Additional Information
More About the Funds

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                                     14
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Additional Information
Financial Highlights


The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations Fund


                                                                                        Fiscal period            Fiscal year
                                                                                            ended                   ended
                                                 Fiscal year ended August 31,             August 31,            September 30,
                                              2008           2007           2006           2005(1)           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period       $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Investment Income                           0.031          0.049          0.041            0.020           0.007          0.009
Dividends (from net investment income)         (0.031)        (0.049)        (0.041)          (0.020)         (0.007)        (0.009)
                                           ----------     ----------     ----------       ----------      ----------     ----------
Net Asset Value, End of Period             $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                           ==========     ==========     ==========       ==========      ==========     ==========
Total Return(2)                                  3.10%          4.97%          4.17%            2.01%           0.75%          0.93%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)            $6,935,957     $3,649,102     $3,128,539       $2,458,316      $1,702,220     $1,550,445
Ratio of Expenses to Average Net
 Assets                                          0.45%          0.45%          0.45%            0.45%           0.45%          0.45%
Ratio of Net Investment Income to
 Average Net Assets                              2.81%          4.86%          4.17%            2.22%           0.75%          0.93%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                      0.48%          0.48%          0.50%            0.50%           0.50%          0.51%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                        2.78%          4.83%          4.12%            2.17%           0.70%          0.87%
-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund



                                                                                                                Fiscal year
                                                                                        Fiscal period              ended
                                                                                            ended              September 30,
                                                   Fiscal year ended August 31,           August 31,
                                                 2008          2007          2006          2005(1)          2004          2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $     1.00    $     1.00    $     1.00      $     1.00     $     1.00    $     1.00
                                              ----------    ----------    ----------      ----------     ----------    ----------
Net Investment Income                              0.034         0.049         0.041           0.020          0.008         0.010
Dividends (from net investment income)            (0.034)       (0.049)       (0.041)         (0.020)        (0.008)       (0.010)
                                              ----------    ----------    ----------      ----------     ----------    ----------
Net Asset Value, End of Period                $     1.00    $     1.00    $     1.00      $     1.00     $     1.00    $     1.00
                                              ==========    ==========    ==========      ==========     ==========    ==========
Total Return(2)                                     3.48%         5.02%         4.20%           2.03%          0.78%         0.97%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $8,092,898    $6,189,316    $5,900,840      $4,943,677     $5,309,431    $6,830,595
Ratio of Expenses to Average Net Assets             0.48%         0.48%         0.48%           0.48%          0.48%         0.48%
Ratio of Net Investment Income to Average
 Net Assets                                         3.35%         4.90%         4.15%           2.18%          0.76%         0.98%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.48%         0.48%         0.49%           0.50%          0.50%         0.50%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                     3.35%         4.90%         4.14%           2.16%          0.74%         0.96%

---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     15
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Additional Information
Financial Highlights CONTINUED


Tax Free Obligations Fund



                                                                                                                Fiscal year
                                                                                         Fiscal period             ended
                                                                                             ended             September 30,
                                                   Fiscal year ended August 31,            August 31,
                                                 2008           2007          2006          2005(1)          2004         2003
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period          $     1.00     $     1.00     $   1.00        $   1.00       $   1.00     $   1.00
                                              ----------     ----------     --------        --------       --------     --------
Net Investment Income                              0.021          0.032        0.027           0.015          0.006        0.008
Dividends (from net investment income)            (0.021)        (0.032)      (0.027)         (0.015)        (0.006)      (0.008)
                                              ----------     ----------     --------        --------       --------     --------
Net Asset Value, End of Period                $     1.00     $     1.00     $   1.00        $   1.00       $   1.00     $   1.00
                                              ==========     ==========     ========        ========       ========     ========
Total Return(2)                                     2.17%          3.25%        2.76%           1.50%          0.65%        0.76%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)               $1,281,930     $1,197,152     $884,041        $875,414       $768,269     $880,685
Ratio of Expenses to Average Net Assets             0.45%          0.45%        0.45%           0.45%          0.45%        0.45%
Ratio of Net Investment Income to Average
 Net Assets                                         2.12%          3.20%        2.71%           1.62%          0.63%        0.72%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                0.49%          0.50%        0.50%           0.50%          0.50%        0.50%
Ratio of Net Investment Income to Average
 Net Assets (excluding waivers)                     2.08%          3.15%        2.66%           1.57%          0.58%        0.67%
--------------------------------------------------------------------------------------------------------------------------------




(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund



                                                                                                               Fiscal year
                                                                                      Fiscal period               ended
                                                                                          ended               September 30,
                                               Fiscal year ended August 31,             August 31,
                                            2008           2007           2006           2005(1)           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period     $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                         ----------     ----------     ----------       ----------      ----------     ----------
Net Investment Income                         0.027          0.048          0.040            0.019           0.007          0.009
Dividends (from net investment income)       (0.027)        (0.048)        (0.040)          (0.019)         (0.007)        (0.009)
                                         ----------     ----------     ----------       ----------      ----------     ----------
Net Asset Value, End of Period           $     1.00     $     1.00     $     1.00       $     1.00      $     1.00     $     1.00
                                         ==========     ==========     ==========       ==========      ==========     ==========
Total Return(2)                                2.60%          4.86%          4.10%            1.93%           0.69%          0.86%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)          $5,482,050     $6,143,979     $5,395,566       $3,178,640      $2,838,253     $3,570,394
Ratio of Expenses to Average Net
 Assets                                        0.45%          0.45%          0.45%            0.45%           0.45%          0.45%
Ratio of Net Investment Income to
 Average Net Assets                            2.62%          4.75%          4.14%            2.10%           0.68%          0.85%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                    0.48%          0.48%          0.49%            0.50%           0.50%          0.51%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                      2.59%          4.72%          4.10%            2.05%           0.63%          0.79%
---------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     16
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

Additional Information
Financial Highlights CONTINUED


U.S. Treasury Money Market Fund



                                                                                                    Fiscal period
                                                                                                        ended
                                                                  Fiscal year ended August 31,        August 31,
                                                                  2008        2007        2006         2005(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                            $   1.00    $   1.00    $   1.00       $   1.00
                                                                --------    --------    --------       --------
Net Investment Income                                              0.023       0.046       0.038          0.017
Dividends (from net investment income)                            (0.023)     (0.046)     (0.038)        (0.017)
                                                                --------    --------    --------       --------
Net Asset Value, End of Period                                  $   1.00    $   1.00    $   1.00       $   1.00
                                                                ========    ========    ========       ========
Total Return(2)                                                     2.30%       4.62%       3.87%          1.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $570,751    $462,391    $355,081       $201,687
Ratio of Expenses to Average Net Assets                             0.45%       0.45%       0.45%          0.45%
Ratio of Net Investment Income to Average Net Assets                2.22%       4.53%       3.91%          2.08%
Ratio of Expenses to Average Net Assets (excluding waivers)         0.50%       0.52%       0.54%          0.52%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                2.17%       4.46%       3.82%          2.01%
-----------------------------------------------------------------------------------------------------------------



(1)Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     17
                        PROSPECTUS - First American Money Market Funds
                                     Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                        PROMMY  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008           PROSPECTUS

                           First American Funds, Inc.
                           ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Class Z Shares

GOVERNMENT OBLIGATIONS FUND

PRIME OBLIGATIONS FUND

TAX FREE OBLIGATIONS FUND

TREASURY OBLIGATIONS FUND

U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARIES
   Introduction                                                               1
   Objectives, Principal Investment Strategies, and Principal
  Risks                                                                       2
    Government Obligations Fund                                               2
    Prime Obligations Fund                                                    3
    Tax Free Obligations Fund                                                 3
    Treasury Obligations Fund                                                 4
    U.S. Treasury Money Market Fund                                           4
   Fund Performance                                                           6
   Fees and Expenses                                                          9
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                                           10
   Managing Your Investment                                                  12
ADDITIONAL INFORMATION
   Management                                                                13
   More About the Funds                                                      14
   Financial Highlights                                                      15
FOR MORE INFORMATION                                                 Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summaries
       Introduction

        This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUNDS PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.




                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries

Objectives, Principal Investment Strategies, and Principal Risks


Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund are participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in any of the funds at the close of business on September 19, 2008. Any shares held by a shareholder in a participating fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the funds' board of directors will consider whether to continue to participate.


Government Obligations Fund

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities.


U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. government securities. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. government securities and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


Prime Obligations Fund

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:




- commercial paper.


- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Tax Free Obligations Fund

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.


Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.


                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED



Under normal market conditions, up to 20% of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Treasury Obligations Fund

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.

U.S. Treasury Money Market Fund

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds

                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED



that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.
- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. The fund may offer less income than money market funds investing in other high-quality money market securities.

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.



                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Fund Performance

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund's shares has varied from year to year. The tables illustrate each fund's average annual total returns over different time periods. The charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

Government Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             1.21%      3.05%      4.86%      5.06%

             2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.26%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.22%







AVERAGE ANNUAL TOTAL RETURNS                                         Inception                          Since
AS OF 12/31/07                                                            Date       One Year       Inception
-------------------------------------------------------------------------------------------------------------
Government Obligations Fund                                            12/1/03          5.06%           3.50%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.95%.


Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             1.28%      3.09%      4.92%      5.23%

             2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.30%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.24%







AVERAGE ANNUAL TOTAL RETURNS                                         Inception                          Since
AS OF 12/31/07                                                            Date       One Year       Inception
-------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                                  8/1/03          5.23%           3.38%






(1)Total return for the period from 1/1/08 through 9/30/08 was 2.28%.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Fund Performance CONTINUED


Tax Free Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             1.05%      2.22%      3.25%      3.49%

             2004       2005       2006       2007

           Best Quarter:
           Quarter ended  September 30, 2007       0.88%
           Worst Quarter:
           Quarter ended  March 31, 2004           0.20%







AVERAGE ANNUAL TOTAL RETURNS                                    Inception                        Since
AS OF 12/31/07                                                       Date      One Year      Inception
------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund                                         12/1/03         3.49%          2.48%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.56%.


Treasury Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             1.15%      2.96%      4.82%      4.82%

             2004       2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.25%
           Worst Quarter:
           Quarter ended  June 30, 2004            0.21%







AVERAGE ANNUAL TOTAL RETURNS                                    Inception                        Since
AS OF 12/31/07                                                       Date      One Year      Inception
------------------------------------------------------------------------------------------------------
Treasury Obligations Fund                                         12/1/03         4.82%          3.39%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.53%.



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Fund Performance CONTINUED


U.S. Treasury Money Market Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             2.78%      4.58%      4.52%

             2005       2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.18%
           Worst Quarter:
           Quarter ended  March 31, 2005           0.50%







AVERAGE ANNUAL TOTAL RETURNS                                    Inception                        Since
AS OF 12/31/07                                                       Date      One Year      Inception
------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                  10/25/04         4.52%          3.87%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.38%.



                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Fund Summaries
Fees and Expenses


The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.



The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.




------------------------------------------------------------------------------------------------------------------------------
                                                          Government         Prime      Tax Free      Treasury   U.S. Treasury
SHAREHOLDER FEES                                         Obligations   Obligations   Obligations   Obligations           Money
(fees paid directly from your investment)                       Fund          Fund          Fund          Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                   None          None          None          None            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                          None          None          None          None            None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                               0.10%         0.10%         0.10%         0.10%           0.10%
  Distribution and/or Service (12b-1) Fees                      None          None          None          None            None
  Other Expenses                                                0.14%         0.14%         0.15%         0.14%           0.16%
  Acquired Fund Fees and Expenses(1)                            0.00%         0.01%         0.01%         0.00%           0.00%
  Total Annual Fund Operating Expenses(2,3)                     0.24%         0.25%         0.26%         0.24%           0.26%
  Less Contractual Waiver of Fund Expenses(4)                  (0.03)%       (0.03)%       (0.04)%          --           (0.05)%
  Net Expenses(4)                                               0.21%         0.22%         0.22%         0.24%           0.21%
------------------------------------------------------------------------------------------------------------------------------




(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.


(2)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.


(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.


(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.20% for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                 1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------
 Government Obligations Fund                        $22        $74       $132       $303
----------------------------------------------------------------------------------------
 Prime Obligations Fund                             $23        $77       $138       $315
----------------------------------------------------------------------------------------
 Tax Free Obligations Fund                          $23        $80       $142       $327
----------------------------------------------------------------------------------------
 Treasury Obligations Fund                          $25        $77       $135       $306
----------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                    $22        $79       $141       $326







                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."

Some investment professionals or financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information.



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.


SHARE CLASSES

The funds issue their shares in multiple classes. This prospectus offers Class Z shares.


Class Z shares are available for a minimum initial investment of at least $10 million in any one fund. Shares are also available to the funds' directors under the board's deferred compensation plan. Class Z shares are offered at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.


ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.


The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds or other First American Funds through their retirement plan.


You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges.

                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Policies and Services
Purchasing, Redeeming, and Exchanging Shares CONTINUED



You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund is currently scheduled to be calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

                                      Deadline for orders
                                        to be received in
                                     order to receive the
                                        current day's NAV
---------------------------------------------------------
Government Obligations Fund        3:30 p.m. Central time
Prime Obligations Fund             3:30 p.m. Central time
Tax Free Obligations Fund         11:30 a.m. Central time
Treasury Obligations Fund          3:30 p.m. Central time
U.S. Treasury Money Market Fund   12:00 p.m. Central time


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.


HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.



                                     11
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.


TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income for federal income tax purposes, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax exempt income may be treated as "exempt interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt income dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.



                                     12
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Additional Information
Management


FAF Advisors, Inc. is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.


Each fund pays the investment advisor a monthly management fee for providing investment advisory services to the funds. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal year.


                                       Management fee
                                     as a % of average
                                      daily net assets
------------------------------------------------------
GOVERNMENT OBLIGATIONS FUND                0.07%
PRIME OBLIGATIONS FUND                     0.10%
TAX FREE OBLIGATIONS FUND                  0.06%
TREASURY OBLIGATIONS FUND                  0.07%
U.S. TREASURY MONEY MARKET FUND            0.05%

------------------------------------------------------




A discussion regarding the basis for the board's approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202


ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. Each fund pays FAF Advisors the fund's pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Securities Lending Services. In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with FAF Advisors.


                                     13
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Additional Information
More About the Funds

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that the funds may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the funds, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If a fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.


INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.


                                     14
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Additional Information
Financial Highlights


The tables that follow present performance information about the Class Z shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from the financial statements audited by Ernst & Young, LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations Fund


                                                                                           Fiscal period     Fiscal period
                                                                                               ended             ended
                                                      Fiscal year ended August 31,           August 31,      September 30,
CLASS Z SHARES                                       2008          2007         2006          2005(1)           2004(2)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $     1.00     $   1.00     $   1.00        $   1.00          $   1.00
                                                  ----------     --------     --------        --------          --------
Net Investment Income                                  0.033        0.051        0.043           0.022             0.008
Dividends (from net investment income)                (0.033)      (0.051)      (0.043)         (0.022)           (0.008)
                                                  ----------     --------     --------        --------          --------
Net Asset Value, End of Period                    $     1.00     $   1.00     $   1.00        $   1.00          $   1.00
                                                  ==========     ========     ========        ========          ========
Total Return(3)                                         3.36%        5.23%        4.43%           2.25%             0.84%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $1,915,386     $784,556     $434,248        $419,167          $424,941
Ratio of Expenses to Average Net Assets                 0.20%        0.20%        0.20%           0.20%             0.20%
Ratio of Net Investment Income to Average Net
 Assets                                                 3.04%        5.10%        4.34%           2.37%             1.12%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                    0.23%        0.23%        0.25%           0.25%             0.25%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                             3.01%        5.07%        4.29%           2.32%             1.07%
--------------------------------------------------------------------------------------------------------------------------





(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.
(3)Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund


                                                                                    Fiscal period     Fiscal year     Fiscal period
                                                                                        ended            ended            ended
                                               Fiscal year ended August 31,           August 31,     September 30,    September 30,
CLASS Z SHARES                               2008          2007          2006          2005(1)            2004           2003(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period      $     1.00    $     1.00    $     1.00      $     1.00       $     1.00       $     1.00
                                          ----------    ----------    ----------      ----------       ----------       ----------
Net Investment Income                          0.037         0.052         0.044           0.023            0.011            0.002
Dividends (from net investment income)        (0.037)       (0.052)       (0.044)         (0.023)          (0.011)          (0.002)
                                          ----------    ----------    ----------      ----------       ----------       ----------
Net Asset Value, End of Period            $     1.00    $     1.00    $     1.00      $     1.00       $     1.00       $     1.00
                                          ==========    ==========    ==========      ==========       ==========       ==========
Total Return(3)                                 3.77%         5.31%         4.49%           2.29%            1.06%            0.16%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)           $8,864,378    $6,100,756    $5,095,307      $3,794,421       $3,377,543       $3,228,365
Ratio of Expenses to Average Net
 Assets                                         0.20%         0.20%         0.20%           0.20%            0.20%            0.20%
Ratio of Net Investment Income to
 Average Net Assets                             3.49%         5.19%         4.48%           2.44%            1.09%            0.97%
Ratio of Expenses to Average Net
 Assets (excluding waivers)                     0.23%         0.23%         0.24%           0.25%            0.25%            0.22%
Ratio of Net Investment Income to
 Average Net Assets (excluding
 waivers)                                       3.46%         5.16%         4.44%           2.39%            1.04%            0.95%

-----------------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Class Z shares have been offered since August 1, 2003. All ratios for the period have been annualized, except total return.
(3)Total return would have been lower had certain expenses not been waived.


                                     15
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Additional Information
Financial Highlights CONTINUED


Tax Free Obligations Fund


                                                                                         Fiscal period     Fiscal period
                                                                                             ended             ended
                                                     Fiscal year ended August 31,          August 31,      September 30,
CLASS Z SHARES                                      2008         2007         2006          2005(1)           2004(2)
------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period              $   1.00     $   1.00     $   1.00        $   1.00          $   1.00
                                                  --------     --------     --------        --------          --------
Net Investment Income                                0.024        0.035        0.030           0.017             0.007
Dividends (from net investment income)              (0.024)      (0.035)      (0.030)         (0.017)           (0.007)
                                                  --------     --------     --------        --------          --------
Net Asset Value, End of Period                    $   1.00     $   1.00     $   1.00        $   1.00          $   1.00
                                                  ========     ========     ========        ========          ========
Total Return(3)                                       2.42%        3.51%        3.02%           1.73%             0.75%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $644,429     $923,878     $711,489        $606,603          $485,135
Ratio of Expenses to Average Net Assets               0.20%        0.20%        0.20%           0.20%             0.20%
Ratio of Net Investment Income to Average Net
 Assets                                               2.52%        3.46%        2.99%           1.87%             0.96%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                  0.24%        0.25%        0.25%           0.25%             0.25%
Ratio of Net Investment Income to Average Net
 Assets
 (excluding waivers)                                  2.48%        3.41%        2.94%           1.82%             0.91%
------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.
(3)Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund


                                                                                            Fiscal period     Fiscal period
                                                                                                ended             ended
                                                      Fiscal year ended August 31,            August 31,      September 30,
CLASS Z SHARES                                      2008           2007          2006          2005(1)           2004(2)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $     1.00     $     1.00     $   1.00        $   1.00          $   1.00
                                                 ----------     ----------     --------        --------          --------
Net Investment Income                                 0.028          0.051        0.043           0.021             0.008
Dividends (from net investment income)               (0.028)        (0.051)      (0.043)         (0.021)           (0.008)
                                                 ----------     ----------     --------        --------          --------
Net Asset Value, End of Period                   $     1.00     $     1.00     $   1.00        $   1.00          $   1.00
                                                 ==========     ==========     ========        ========          ========
Total Return(3)                                        2.86%          5.13%        4.36%           2.16%             0.80%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $3,713,560     $2,596,399     $877,206        $646,481          $166,347
Ratio of Expenses to Average Net Assets                0.20%          0.20%        0.20%           0.20%             0.20%
Ratio of Net Investment Income to Average Net
 Assets                                                2.74%          4.98%        4.29%           2.45%             0.99%
Ratio of Expenses to Average Net Assets
 (excluding waivers)                                   0.23%          0.23%        0.24%           0.25%             0.25%
Ratio of Net Investment Income to Average Net
 Assets (excluding waivers)                            2.71%          4.95%        4.25%           2.40%             0.94%
---------------------------------------------------------------------------------------------------------------------------



(1)For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
(2)Class Z shares have been offered since December 1, 2003. All ratios for the period have been annualized, except total return.
(3)Total return would have been lower had certain expenses not been waived.


                                     16
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

Additional Information
Financial Highlights CONTINUED






U.S. Treasury Money Market Fund


                                                                                                      Fiscal period
                                                                                                          ended
                                                                Fiscal year ended August 31,            August 31,
CLASS Z SHARES                                                2008          2007          2006           2005(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                        $   1.00      $   1.00      $   1.00         $  1.00
                                                            --------      --------      --------         -------
Net Investment Income                                          0.025         0.048         0.041           0.020
Dividends (from net investment income)                        (0.025)       (0.048)       (0.041)         (0.020)
                                                            --------      --------      --------         -------
Net Asset Value, End of Period                              $   1.00      $   1.00      $   1.00         $  1.00
                                                            ========      ========      ========         =======
Total Return(2)                                                 2.56%         4.88%         4.15%           2.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                             $219,278      $117,843      $124,961         $     1
Ratio of Expenses to Average Net Assets                         0.20%         0.20%         0.20%           0.20%
Ratio of Net Investment Income to Average Net Assets            2.33%         4.80%         4.66%           2.37%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                       0.25%         0.27%         0.29%           0.27%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                            2.28%         4.73%         4.57%           2.30%

-------------------------------------------------------------------------------------------------------------------



(1)Commenced operations on October 25, 2004. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.



                                     17
                        PROSPECTUS - First American Money Market Funds
                                     Class Z Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                        PROMMZ  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

MONEY MARKET FUNDS

Institutional Investor Shares

GOVERNMENT OBLIGATIONS FUND

PRIME OBLIGATIONS FUND

TAX FREE OBLIGATIONS FUND

TREASURY OBLIGATIONS FUND

U.S. TREASURY MONEY MARKET FUND


As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARIES
   Introduction                                                               1
   Objectives, Principal Investment Strategies, and Principal
  Risks                                                                       2
    Government Obligations Fund                                               2
    Prime Obligations Fund                                                    3
    Tax Free Obligations Fund                                                 3
    Treasury Obligations Fund                                                 4
    U.S. Treasury Money Market Fund                                           5
   Fund Performance                                                           6
   Fees and Expenses                                                          9
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                                           10
   Managing Your Investment                                                  12
ADDITIONAL INFORMATION
   Management                                                                13
   More About the Funds                                                      14
   Financial Highlights                                                      15
FOR MORE INFORMATION                                                 Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summaries
       Introduction

        This section of the prospectus describes the objectives of the First American Money Market Funds, summarizes the principal investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.


        AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUNDS PARTICIPATE IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUNDS, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.



                                    1
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries

Objectives, Principal Investment Strategies, and Principal Risks


Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund are participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in any of the funds at the close of business on September 19, 2008. Any shares held by a shareholder in a participating fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the respective fund as of September 19, 2008. Each fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the funds' board of directors will consider whether to continue to participate.


Government Obligations Fund

OBJECTIVE

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities.


U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. government securities. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. government securities. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. government securities and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                    2
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


Prime Obligations Fund

OBJECTIVE

Prime Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund invests in high-quality short-term debt obligations, including:




- commercial paper.


- U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances).



- non-convertible corporate debt securities.


- securities issued by the U.S. government or one of its agencies or instrumentalities.


- loan participation interests.

- repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the board to continue to hold the security.


The fund will limit its investments in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks to less than 25% of its total assets. In addition, the fund will limit its collective investments in dollar-denominated obligations of foreign branches of domestic banks (which are not subject to the same regulation as U.S. banks) and in dollar-denominated obligations of foreign banks and foreign corporations to less than 25% of its total assets.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Tax Free Obligations Fund

OBJECTIVE

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests may include variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations.


Municipal securities are issued by state and local governments, and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

- general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer.

- revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.


                                    3
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED



Under normal market conditions, up to 20% of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. Under abnormal market conditions, however, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest in assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Treasury Obligations Fund

OBJECTIVE

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security or repurchase agreement held by the fund or a default on a securities lending transaction entered into by the fund could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and repurchase agreements secured by those securities. The fund may offer less income than money market funds investing in other high-quality money market securities.

- When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.


                                    4
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Objectives, Principal Investment Strategies, and Principal Risks CONTINUED


U.S. Treasury Money Market Fund

OBJECTIVE

U.S. Treasury Money Market Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.


Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.


PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security held by the fund could cause the value of your investment to decline.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- The fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations. The fund may offer less income than money market funds investing in other high-quality money market securities.

- If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.



                                    5
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Fund Performance

The following illustrations provide you with information on each fund's volatility and performance. Of course, a fund's past performance is not necessarily an indication of how the fund will perform in the future.


The bar charts are intended to show you how performance of each fund's shares has varied from year to year. However, because the funds were first offered in 2006, only one calendar year of performance information is available. The tables illustrate each fund's average annual total returns over different time periods. Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.


Government Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

                                  (BAR CHART)


             4.96%

             2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.23%
           Worst Quarter:
           Quarter ended  December 31, 2007        1.12%







AVERAGE ANNUAL TOTAL RETURNS                                  Inception                                  Since
AS OF 12/31/07                                                     Date           One Year           Inception
--------------------------------------------------------------------------------------------------------------
Government Obligations Fund                                     3/31/06              4.96%               4.98%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.87%.


Prime Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

                                  (BAR CHART)


             5.13%

             2007

           Best Quarter:
           Quarter ended  September 30, 2007       1.28%
           Worst Quarter:
           Quarter ended  December 31, 2007        1.20%







AVERAGE ANNUAL TOTAL RETURNS                                  Inception                                  Since
AS OF 12/31/07                                                     Date           One Year           Inception
--------------------------------------------------------------------------------------------------------------
Prime Obligations Fund                                          3/31/06              5.13%               5.10%






(1)Total return for the period from 1/1/08 through 9/30/08 was 2.20%.



                                    6
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Fund Performance CONTINUED


Tax Free Obligations Fund


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)



             3.39%

             2007

           Best Quarter:
           Quarter ended  September 30, 2007       0.85%
           Worst Quarter:
           Quarter ended  March 31, 2007           0.79%








AVERAGE ANNUAL TOTAL RETURNS                                  Inception                                  Since
AS OF 12/31/07                                                     Date           One Year           Inception
--------------------------------------------------------------------------------------------------------------
Tax Free Obligations Fund                                       3/31/06              3.39%               3.36%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.48%.


Treasury Obligations Fund


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)


             4.72%

             2007

           Best Quarter:
           Quarter ended  June 30, 2007            1.20%
           Worst Quarter:
           Quarter ended  December 31, 2007        1.01%







AVERAGE ANNUAL TOTAL RETURNS                                  Inception                                  Since
AS OF 12/31/07                                                     Date           One Year           Inception
--------------------------------------------------------------------------------------------------------------
Treasury Obligations Fund                                       3/31/06              4.72%               4.82%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.45%.



                                    7
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Fund Performance CONTINUED


U.S. Treasury Money Market Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)



                                  (BAR CHART)


             4.42%

             2007

           Best Quarter:
           Quarter ended  March 31, 2007           1.15%
           Worst Quarter:
           Quarter ended  December 31, 2007        0.89%







AVERAGE ANNUAL TOTAL RETURNS                                  Inception                                  Since
AS OF 12/31/07                                                     Date           One Year           Inception
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                 3/31/06              4.42%               4.55%






(1)Total return for the period from 1/1/08 through 9/30/08 was 1.31%.



                                    8
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Fund Summaries
Fees and Expenses


The funds do not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of a fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.





The table below describes the fees and expenses that you may pay if you buy and hold shares of the funds.




------------------------------------------------------------------------------------------------------------------------------
                                                      Government          Prime       Tax Free       Treasury    U.S. Treasury
SHAREHOLDER FEES                                     Obligations    Obligations    Obligations    Obligations     Money Market
(fees paid directly from your investment)                   Fund           Fund           Fund           Fund             Fund
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                               None           None           None           None             None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                      None           None           None           None             None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------------------------------------------------------
  Management Fees                                           0.10%          0.10%          0.10%          0.10%            0.10%
  Distribution and/or Service (12b-1) Fees                  None           None           None           None            None
  Other Expenses:                                           0.24%          0.24%          0.25%          0.24%            0.26%
     Shareholder Servicing Fee                              0.10%          0.10%          0.10%          0.10%            0.10%
     Miscellaneous                                          0.14%          0.14%          0.15%          0.14%            0.16%
  Acquired Fund Fees and Expenses(1)                        0.00%          0.01%          0.01%          0.00%            0.00%
  Total Annual Fund Operating Expenses(2,3)                 0.34%          0.35%          0.36%          0.34%            0.36%
  Less Contractual Waiver of Fund Expenses(4)              (0.03)%        (0.03)%        (0.04)%           --            (0.05)%
  Net Expenses(4)                                           0.31%          0.32%          0.32%          0.34%            0.31%

------------------------------------------------------------------------------------------------------------------------------




(1)In addition to the funds' total annual operating expenses that the funds bear directly, the funds' shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated) in which the funds invest.


(2)Total Annual Fund Operating Expenses are based on the funds' most recently completed fiscal year, absent any expense reimbursements or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds. The funds' most recent annual report and financial highlights reflect the operating expenses of the funds and do not include Acquired Fund Fees and Expenses.


(3)Total Annual Fund Operating Expenses for Government Obligations Fund and Treasury Obligations Fund do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of each fund's net income from securities lending transactions in connection with the lending services it provides each fund.


(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total annual fund operating expenses, after waivers and Acquired Fund Fees and Expenses and fees paid for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds, do not exceed 0.30% for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds' board of directors.


EXAMPLES The following examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                               1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------------
 Government Obligations Fund                      $32       $106       $188       $428
--------------------------------------------------------------------------------------
 Prime Obligations Fund                           $33       $109       $193       $440
--------------------------------------------------------------------------------------
 Tax Free Obligations Fund                        $33       $112       $198       $452
--------------------------------------------------------------------------------------
 Treasury Obligations Fund                        $35       $109       $191       $431
--------------------------------------------------------------------------------------
 U.S. Treasury Money Market Fund                  $32       $111       $197       $451





                                    9
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the funds on any day when the New York Stock Exchange (NYSE) is open. Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the funds will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the funds' portfolio instruments are open, and the funds' management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."

Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and each money market fund accommodates frequent trading.


SHARE CLASSES

The funds issue their shares in multiple classes. This prospectus offers Institutional Investor shares.


Institutional Investor shares are only available to certain accounts for which U.S. Bank National Association (U.S. Bank) acts in a fiduciary, agency, or custodial capacity. Institutional Investor shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.


SHAREHOLDER SERVICING PLAN

Each fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Institutional Investor shares. Under this plan and agreement, each fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.10% of average daily Institutional Investor share net assets for providing or arranging for the provision of shareholder services to the holders of Institutional Investor shares. No distribution-related services are provided under this plan and agreement.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to U.S. Bank out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of U.S. Bank's customers. The amounts of these payments may be significant, and may create an incentive for U.S. Bank or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the Fund Summaries section of the prospectus because they are not paid by the funds.

These payments are negotiated and may be based on such factors as the number or value of shares that U.S. Bank sells or may sell; the value of the assets invested in the funds by U.S. Bank's customers; lump sum payment for services provided; the type and nature of services or support furnished by U.S. Bank; and/or other measures as determined from time to time by the advisor and/or distributor.


                                    10
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Policies and Services
Purchasing and Redeeming Shares continued



The advisor and/or distributor may make other payments or allow other promotional incentives to U.S. Bank to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.


You can ask U.S. Bank for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions U.S. Bank charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.

CALCULATING NET ASSET VALUE

The funds generally calculate their NAV per share as of the time specified in the table below every day the New York Stock Exchange is open, except that the NAV for Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

                                     Deadline for orders
                                       to be received in
                                    order to receive the
                                       current day's NAV
--------------------------------------------------------
Government Obligations Fund       3:30 p.m. Central time
Prime Obligations Fund            3:30 p.m. Central time
Tax Free Obligations Fund        11:30 a.m. Central time
Treasury Obligations Fund         3:30 p.m. Central time
U.S. Treasury Money Market
  Fund                           12:00 p.m. Central time


A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. Each fund's net asset value is normally expected to be $1 per share.

HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your representative at U.S. Bank.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your U.S. Bank representative.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.


                                    11
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a fund's net investment income are declared daily and paid monthly. If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

For Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the funds will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."

Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.


                                    12
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information
Management


FAF Advisors, Inc. is the funds' investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the funds' business and investment activities, subject to the authority of the funds' board of directors.


Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account fee waivers, for the funds' most recently completed fiscal year.


                                      Management fee
                                    as a % of average
                                     daily net assets
-----------------------------------------------------
GOVERNMENT OBLIGATIONS FUND               0.07%
PRIME OBLIGATIONS FUND                    0.10%
TAX FREE OBLIGATIONS FUND                 0.06%
TREASURY OBLIGATIONS FUND                 0.07%
U.S. TREASURY MONEY MARKET FUND           0.05%

-----------------------------------------------------




A discussion regarding the basis for the board's approval of the funds' investment advisory agreement appears in the funds' annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


FAF Advisors, U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the funds' investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:



Custody Services. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund's average daily net assets.

Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds' administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. Each fund pays FAF Advisors the fund's pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Institutional Investor shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Securities Lending Services. In connection with lending their portfolio securities, Government Obligations Fund and Treasury Obligations Fund pay fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

Shareholder Servicing Fees. Each fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.10% of its average daily net assets attributable to Institutional Investor shares for providing or arranging for the provision of shareholder services to the holders of its Institutional Investor shares.

PORTFOLIO MANAGEMENT

The funds are managed by a team of persons associated with FAF Advisors.


                                    13
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information
More About the Funds

INVESTMENT STRATEGIES

The funds' principal investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summaries" section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds' investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

INVESTMENT APPROACH

Each fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds' advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of each fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the funds' policies and procedures with respect to the disclosure of each fund's portfolio securities is available in the funds' SAI.



                                    14
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information
Financial Highlights


The tables that follow present performance information about the Institutional Investor shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's or share class's operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request.

Government Obligations Fund


                                                                         Fiscal year           Fiscal period
                                                                           ended                   ended
                                                                         August 31,              August 31,
                                                                     2008          2007           2006(1)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   1.00      $   1.00         $  1.00
                                                                   --------      --------         -------
Net Investment Income                                                 0.032         0.050           0.020
Dividends (from net investment income)                               (0.032)       (0.050)         (0.020)
                                                                   --------      --------         -------
Net Asset Value, End of Period                                     $   1.00      $   1.00         $  1.00
                                                                   ========      ========         =======
Total Return(2)                                                        3.25%         5.13%           2.03%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $461,342      $442,701         $19,271
Ratio of Expenses to Average Net Assets                                0.30%         0.30%           0.30%
Ratio of Net Investment Income to Average Net Assets                   3.16%         5.01%           4.90%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.33%         0.33%           0.35%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   3.13%         4.98%           4.85%

------------------------------------------------------------------------------------------------------------



(1)Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.

(2)Total return would have been lower had certain expenses not been waived.

Prime Obligations Fund


                                                                         Fiscal year            Fiscal period
                                                                            ended                   ended
                                                                         August 31,               August 31,
                                                                     2008           2007           2006(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                              $     1.00      $   1.00         $   1.00
                                                                  ----------      --------         --------
Net Investment Income                                                  0.036         0.051            0.020
Dividends (from net investment income)                                (0.036)       (0.051)          (0.020)
                                                                  ----------      --------         --------
Net Asset Value, End of Period                                    $     1.00      $   1.00         $   1.00
                                                                  ==========      ========         ========
Total Return(2)                                                         3.66%         5.20%            2.05%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                   $1,354,758      $777,714         $228,587
Ratio of Expenses to Average Net Assets                                 0.30%         0.30%            0.30%
Ratio of Net Investment Income to Average Net Assets                    3.64%         5.09%            4.93%
Ratio of Expenses to Average Net Assets (excluding waivers)             0.33%         0.33%            0.34%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                    3.61%         5.06%            4.89%

-------------------------------------------------------------------------------------------------------------



(1)Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                    15
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information
Financial Highlights CONTINUED


Tax Free Obligations Fund


                                                                         Fiscal year          Fiscal period
                                                                            ended                 ended
                                                                         August 31,             August 31,
                                                                      2008         2007          2006(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $  1.00      $  1.00         $  1.00
                                                                    -------      -------         -------
Net Investment Income                                                 0.023        0.034           0.014
Dividends (from net investment income)                               (0.023)      (0.034)         (0.014)
                                                                    -------      -------         -------
Net Asset Value, End of Period                                      $  1.00      $  1.00         $  1.00
                                                                    =======      =======         =======
Total Return(2)                                                        2.32%        3.40%           1.37%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $41,342      $35,327         $10,092
Ratio of Expenses to Average Net Assets                                0.30%        0.30%           0.30%
Ratio of Net Investment Income to Average Net Assets                   2.31%        3.35%           3.26%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.34%        0.35%           0.35%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   2.27%        3.30%           3.21%

-----------------------------------------------------------------------------------------------------------



(1)Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.

Treasury Obligations Fund


                                                                         Fiscal year           Fiscal period
                                                                            ended                  ended
                                                                         August 31,              August 31,
                                                                     2008          2007           2006(1)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                               $   1.00      $   1.00         $   1.00
                                                                   --------      --------         --------
Net Investment Income                                                 0.027         0.049            0.020
Dividends (from net investment income)                               (0.027)       (0.049)          (0.020)
                                                                   --------      --------         --------
Net Asset Value, End of Period                                     $   1.00      $   1.00         $   1.00
                                                                   ========      ========         ========
Total Return(2)                                                        2.75%         5.02%            2.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $766,652      $693,614         $437,586
Ratio of Expenses to Average Net Assets                                0.30%         0.30%            0.30%
Ratio of Net Investment Income to Average Net Assets                   2.68%         4.89%            4.87%
Ratio of Expenses to Average Net Assets (excluding waivers)            0.33%         0.33%            0.34%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                   2.65%         4.86%            4.83%

------------------------------------------------------------------------------------------------------------



(1)Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                    16
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

Additional Information
Financial Highlights CONTINUED


U.S. Treasury Money Market Fund


                                                                         Fiscal year           Fiscal period
                                                                            ended                  ended
                                                                          August 31,             August 31,
                                                                      2008          2007          2006(1)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $   1.00      $  1.00         $  1.00
                                                                    --------      -------         -------
Net Investment Income                                                  0.024        0.047           0.019
Dividends (from net investment income)                                (0.024)      (0.047)         (0.019)
                                                                    --------      -------         -------
Net Asset Value, End of Period                                      $   1.00      $  1.00         $  1.00
                                                                    ========      =======         =======
Total Return(2)                                                         2.46%        4.78%           1.91%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $125,216      $ 2,452         $16,084
Ratio of Expenses to Average Net Assets                                 0.30%        0.30%           0.30%
Ratio of Net Investment Income to Average Net Assets                    1.68%        4.69%           4.68%
Ratio of Expenses to Average Net Assets (excluding waivers)             0.35%        0.37%           0.39%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                                    1.63%        4.62%           4.59%

------------------------------------------------------------------------------------------------------------



(1)Institutional Investor shares have been offered since March 31, 2006. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.



                                    17
                      PROSPECTUS - First American Money Market Funds
                                   Institutional Investor Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                       PROMMII  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

(FIRST AMERICAN FUNDS LOGO)



October 31, 2008        PROSPECTUS

                        First American Funds, Inc.
                        ASSET CLASS - MONEY MARKET FUNDS

TREASURY OBLIGATIONS FUND

Reserve Shares

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the shares of this fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

TABLE OF
CONTENTS



FUND SUMMARY
   Introduction                                                             1
   Objective                                                                2
   Principal Investment Strategies                                          2
   Principal Risks                                                          2
   Fund Performance                                                         3
   Fees and Expenses                                                        4
POLICIES AND SERVICES
   Purchasing and Redeeming Shares                                          5
   Managing Your Investment                                                 7
ADDITIONAL INFORMATION
   Management                                                               8
   More About the Fund                                                      9
   Financial Highlights                                                    10
FOR MORE INFORMATION                                               Back Cover






Please find FIRST AMERICAN FUNDS' PRIVACY POLICY inside the back cover of this
                                   Prospectus.

       Fund Summary
       Introduction

        This section of the prospectus describes the objective of the First American Treasury Obligations Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


        AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, EXCEPT TO THE EXTENT THE FUND PARTICIPATES IN THE U.S. DEPARTMENT OF THE TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


        THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL
        INFORMATION (SAI) DO NOT CONSTITUTE AN OFFER TO SELL OR A
        SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY
        JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH
        JURISDICTION.


        THE FUNDS MAY BE OFFERED ONLY TO PERSONS IN THE UNITED STATES. THIS PROSPECTUS SHOULD NOT BE CONSIDERED A SOLICITATION OR OFFERING OF FUND SHARES OUTSIDE THE UNITED STATES.




                                     1
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Fund Summary

Treasury Obligations Fund





Treasury Obligations Fund is participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to protect the net asset value of shares held by a shareholder of record in the fund at the close of business on September 19, 2008. Any shares held by a shareholder in the fund as of that date are insured against loss under the Program if the fund's market-based net asset value falls below $0.995 (a "guarantee event") and the fund subsequently liquidates at a share price of less than $1 per share. A shareholder would be covered for the number of fund shares owned by the shareholder on September 19, 2008 or the number owned on the date of the guarantee event, whichever is less, provided that the shareholder does not close their account in which shares are held at any point between September 19, 2008 and the date of the guarantee event.



The Program is funded from assets in the Treasury's Exchange Stabilization Fund
(ESF). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this prospectus, total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.



Participation in the Program for the three-month period ending December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the fund as of September 19, 2008. The fund will bear the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the fund. The Secretary of the Treasury may extend the Program beyond its initial three-month period through the close of business on September 18, 2009. If the Program is extended, the fund's board of directors will consider whether to continue to participate.



OBJECTIVE


Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.


When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities.

Under normal market conditions, the fund invests at least 80% of its assets in U.S. Treasury obligations. The fund will provide shareholders with at least 60 days notice before changing this policy.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund's advisor to present minimal credit risk.

PRINCIPAL RISKS

The principal risks of investing in this fund include:

- Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates could cause the value of your investment to decline.

- A default on a security, a repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

- The fund may invest significantly in repurchase agreements secured by U.S. Treasury obligations. If the seller defaults on its obligation to repurchase the securities, the fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement, the fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price.

- The level of income you receive from the fund will be affected by movements in short-term interest rates.

- Because the fund must invest solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

- When Treasury Obligations Fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities.



                                     2
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Fund Summary
Fund Performance

The following illustration provides you with information on the fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how the performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.


Treasury Obligations Fund

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)


                                  (BAR CHART)


             4.06%      4.05%

             2006       2007

           Best Quarter:
           Quarter ended  December 31, 2006        1.07%
           Worst Quarter:
           Quarter ended  December 31, 2007        0.84%







AVERAGE ANNUAL TOTAL RETURNS                                   Inception                        Since
AS OF 12/31/07                                                      Date      One Year      Inception

-----------------------------------------------------------------------------------------------------
Treasury Obligations Fund                                        8/31/05         4.05%          3.92%





(1)Total return for the period from 1/1/08 through 9/30/08 was 0.98%.



                                     3
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Fund Summary
Fees and Expenses

The fund does not impose any sales charges (loads) or other fees when you buy or sell shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses since these expenses are deducted from fund assets.



---------------------------------------------------------------------------------------------
                                                                                     Treasury
SHAREHOLDER FEES                                                                  Obligations
(fees paid directly from your investment)                                                Fund
---------------------------------------------------------------------------------------------
  MAXIMUM SALES CHARGE (LOAD)                                                            None
  MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                   None
---------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
as a % of average net assets
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------
  Management Fees                                                                        0.10%
  Distribution and/or Service (12b-1) Fees                                               0.50%
  Other Expenses:
     Shareholder Servicing Fee                                                           0.25%
     Miscellaneous                                                                       0.14%
  Total Annual Fund Operating Expenses(1,2)                                              0.99%
---------------------------------------------------------------------------------------------




(1)Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursement or fee waivers and adjusted to take into account fees to be paid during the current fiscal year for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.

(2)Total Annual Fund Operating Expenses do not include securities lending income received by U.S. Bank, an affiliate of the advisor. U.S. Bank receives fees of 25% of the fund's net income from securities lending transactions in connection with the lending services it provides the fund.



EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:



                                                1 Year    3 Years    5 Years   10 Years
---------------------------------------------------------------------------------------
 Treasury Obligations Fund                        $101       $315       $547     $1,213






                                     4
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL


You may purchase or redeem shares of the fund on any day when the New York Stock Exchange (NYSE) is open. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:



- if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value of the fund is not reasonably practicable;



- for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings); or



- for such other periods as the SEC may by order permit for the protection of shareholders of the fund.


Even if the NYSE is closed, the fund will accept purchase and redemption orders on those days on which Federal reserve banks are open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Your purchase or redemption price will be based on that day's net asset value
(NAV) per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares."

Some investment professionals or financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information.



EXCESSIVE TRADING OF FUND SHARES


In general, funds in the First American fund family discourage short-term trading or frequent purchases and redemptions of their shares. The funds' board of directors has adopted policies and procedures designed to detect and deter trading in First American fund shares that may be disadvantageous to fund shareholders. Frequent purchases and redemptions of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing fund expenses and disrupting portfolio investment strategies. In addition, short-term traders may seek to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares, to the disadvantage of other shareholders. This latter danger does not apply to money market funds, which attempt to maintain a stable net asset value of $1.00 per share. In addition, the money market funds in the First American fund family are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem these shares on a frequent basis. Accordingly, the policies and procedures adopted by the board do not discourage short-term trading or frequent purchases and redemptions of money market fund shares and the fund accommodates frequent trading.


SHARE CLASSES

The fund issues its shares in multiple classes. This prospectus offers Reserve shares.

Reserve shares are only available to certain accounts that have daily sweep arrangements with financial institutions. Reserve shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution fee of 0.50% and an annual shareholder servicing fee of 0.25%.

12B-1 FEES

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual distribution fee equal to 0.50% of the fund's average daily net assets for the distribution and sale of its shares. The fund's distributor uses the fee to pay commissions to institutions that sell fund shares.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund's distributor uses the distribution fee to compensate financial institutions for providing distribution-related services to the fund. These financial institutions receive annual fees equal to 0.50% of the fund's average daily net assets attributable to shares sold through them. Your financial institution will continue to receive Rule 12b-1 distribution fees relating to your shares for as long as you hold those shares.

SHAREHOLDER SERVICING PLAN

The fund has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Reserve shares. Under this plan and agreement, the fund pays FAF Advisors, Inc. a shareholder servicing fee at an annual rate of 0.25% of average daily Reserve share net assets for providing or arranging for the provision of shareholder services to the holders of Reserve shares. No distribution-related services are provided under this plan and agreement.


                                     5
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED


CALCULATING NET ASSET VALUE

The fund generally calculates its NAV per share as of 3:30 p.m. Central time every day the New York Stock Exchange is open, except that the NAV is calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an "Early Close"). Purchase and redemption orders received after 1:00 p.m. Central time on an Early Close will be processed after the closing time on the next business day.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument's maturity, rather than looking at actual changes in the market value of the instrument. The fund's net asset value is normally expected to be $1 per share.


HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box only will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified above, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.



                                     6
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared daily and paid monthly. If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.


Dividends will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. Dividends from the fund will not be eligible for the maximum 15% tax rate that applies to "qualified dividend income."



                                     7
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Additional Information
Management


FAF Advisors, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2008, FAF Advisors had more than $99 billion in assets under management, including investment company assets of more than $86 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.



For the fund's most recently completed fiscal year, the fund paid the investment advisor a monthly management fee equal to an annual rate of 0.07% of average daily net assets, after taking into account fee waivers, for providing investment advisory services to the fund.



A discussion regarding the basis for the board's approval of the fund's investment advisory agreement appears in the fund's annual report to shareholders for the fiscal year ended August 31, 2008.


Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION

FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American Funds. As described above, FAF Advisors receives compensation for acting as the fund's investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank provides or compensates others to provide custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund's average daily net assets.


Administration Services. FAF Advisors and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund's administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. The fund pays FAF Advisors a pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Reserve shares of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse FAF Advisors for any out-of-pocket expenses incurred in providing administration services.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum per share class fee. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Distribution Services. Quasar Distributors, LLC, an affiliate of FAF Advisors, receives distribution and shareholder servicing fees for acting as the fund's distributor.

Securities Lending Services. In connection with lending its portfolio securities, Treasury Obligations Fund pays fees to U.S. Bank of 25% of each fund's net income from these securities lending transactions.

Shareholder Servicing Fees. The fund pays FAF Advisors a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Reserve shares for providing or arranging for the provision of shareholder services to the holders of its Reserve shares.

PORTFOLIO MANAGEMENT

The fund is managed by a team of persons associated with FAF Advisors.


                                     8
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Additional Information
More About the Fund

INVESTMENT STRATEGIES

The fund's principal investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

In addition to the securities specified in the "Fund Summary" section, the fund may invest in other money market funds that invest in the same types of securities as the fund, including each of the other money market funds advised by the fund's investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund's investment advisor, the investment advisor reimburses the fund an amount equal to the fund's proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

INVESTMENT APPROACH

The fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that each fund's investments mature within 397 days from the date of purchase, and that the average maturity of each fund's investments (on a dollar-weighted basis) be 90 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund's advisor to present minimal credit risks and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, at least 95% of the fund's total assets must be invested in securities rated in the highest rating category by an NRSRO or deemed to be of comparable quality by the fund's advisor.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.



                                     9
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

Additional Information
Financial Highlights


The table that follows presents performance information about the Reserve shares of the fund. This information is intended to help you understand the fund's financial performance for the period since the Reserve shares commenced operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the table represent the rate that you would have earned on an investment in the fund, assuming you reinvested all of your dividends and distributions.


This information has been derived from financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is incorporated by reference in the Statement of Additional Information.

Treasury Obligations Fund


                                                                                                    Fiscal period
                                                                                                        ended
                                                              Fiscal year ended August 31,            August 31,
RESERVE SHARES                                             2008          2007           2006           2005(1)
-----------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                     $   1.00     $     1.00     $     1.00       $     1.00
                                                         --------     ----------     ----------       ----------
Net Investment Income                                       0.024          0.043          0.035               --
Dividends (from net investment income)                     (0.024)        (0.043)        (0.035)              --
                                                         --------     ----------     ----------       ----------
Net Asset Value, End of Period                           $   1.00     $     1.00     $     1.00       $     1.00
                                                         ========     ==========     ==========       ==========
Total Return(2)                                              2.11%          4.35%          3.60%            0.01%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                          $973,250     $1,167,569     $1,361,851       $1,033,467
Ratio of Expenses to Average Net Assets                      0.93%          0.94%          0.94%            0.94%
Ratio of Net Investment Income to Average Net Assets         2.13%          4.27%          3.57%            2.60%
Ratio of Expenses to Average Net Assets (excluding
 waivers)                                                    0.98%          0.98%          0.99%            1.00%
Ratio of Net Investment Income to Average Net Assets
 (excluding waivers)                                         2.08%          4.23%          3.52%            2.54%

-----------------------------------------------------------------------------------------------------------------



(1)Reserve shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.
(2)Total return would have been lower had certain expenses not been waived.


                                     10
                        PROSPECTUS - First American Money Market Funds
                                     Reserve Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION


More information about the First American Funds is available on the funds' Internet site at www.firstamericanfunds.com and in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).


You can obtain a free copy of the funds' most recent annual or semiannual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 (FUND) or by contacting the funds at the address below. Annual or semiannual reports and the SAI are also available on the funds' Internet site.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the funds are also available on the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC file number:  811-03313                                    PRORESERVE  10/08


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 2008

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                         U.S. TREASURY MONEY MARKET FUND

      This Statement of Additional Information relates to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated October 31, 2008. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2008 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                           PAGE
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
GENERAL INFORMATION.....................................................     1

INVESTMENT RESTRICTIONS.................................................     2
   Fundamental Investment Restrictions..................................     2
   Non-Fundamental Investment Restrictions..............................     3
   Additional Restrictions..............................................     3
   Nonpublic Disclosure.................................................     4

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS......................     4
   Municipal Securities.................................................     5
   Funding Agreements...................................................     5
   Loan Participations..................................................     6
   Section 4(2) and Rule 144A Securities................................     6
   Foreign Securities...................................................     6
   U.S. Government Securities...........................................     6
   Repurchase Agreements................................................     7
   Credit Enhancement Agreements........................................     7
   Put Options..........................................................     8
   Variable and Floating Rate Obligations...............................     8
   Bank Obligations.....................................................     8
   Lending of Portfolio Securities......................................     8
   Asset-Backed Securities..............................................     9
   When-Issued and Delayed Delivery Securities..........................     9
   Money Market Funds...................................................     9

PORTFOLIO TURNOVER......................................................     9

DIRECTORS AND EXECUTIVE OFFICERS........................................    10
   Independent Directors................................................    10
   Executive Officers...................................................    11
   Standing Committees of the Board of Directors........................    12
   Fund Shares Owned by the Directors...................................    14
   Compensation.........................................................    14

CODE OF ETHICS..........................................................    16

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS....................    16
   Investment Advisor...................................................    16
   Additional Payments to Financial Institutions........................    17
   Administrator........................................................    20
   Transfer Agent.......................................................    21
   Distributor..........................................................    22
   Custodian and Independent Registered Public Accounting Firm..........    25

PROXY VOTING............................................................    25

PORTFOLIO TRANSACTIONS..................................................    25

CAPITAL STOCK...........................................................    26

NET ASSET VALUE AND PUBLIC OFFERING PRICE...............................    33

VALUATION OF PORTFOLIO SECURITIES.......................................    34

TAXES...................................................................    35
   Special Considerations for Tax Free Obligations Fund.................    35

ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING SHARES............    36
   Additional Charges...................................................    36
   Receipt of Orders by Financial Institutions..........................    36
   Redeeming Shares by Telephone........................................    36
   Redeeming Shares by Mail.............................................    36
   Redeeming Shares by Checking Account -- Class A Shares Only..........    37
   Redemption Before Purchase Instruments Clear.........................    37
   Systematic Exchange Program..........................................    37
   Exchanging Shares among Fund Families................................    38
   Research Requests....................................................    38

SHORT-TERM RATINGS......................................................    38
   Standard & Poor's....................................................    38
   Moody's..............................................................    39

FINANCIAL STATEMENTS....................................................    39

                               GENERAL INFORMATION

      First American Funds, Inc. ("FAF") was incorporated in the State of Minnesota under the name "First American Money Fund, Inc." The board of directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

      As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in five series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds," and each individually as a "Fund."

      Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in eight classes: Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor shares. Government Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund offer their shares in five classes: Class A, Class D, Class Y, Class Z, and Institutional Investor shares. Treasury Obligations Fund offers its shares in six classes: Class A, Class D, Class Y, Class Z, Institutional Investor, and Reserve shares. Prior to December 1, 2003, the Class A shares were named "Class S" shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

      FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C shares, the Class D shares, the Class I shares, the Class Y shares, the Class Z shares, the Institutional Investor shares, and the Reserve shares of the Funds. These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.

      The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the board of directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the board of directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

      This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); Mount Vernon Securities Lending Trust (the "Mount Vernon Trust"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.--II, American Strategic Income Portfolio Inc.--III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

                             INVESTMENT RESTRICTIONS

      Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, a Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

      In addition to the investment objective and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

FUNDAMENTAL INVESTMENT RESTRICTIONS

      None of the Funds will:

      1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      3. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      4.    Invest for the primary purpose of control or management.

      5. Purchase physical commodities or contracts relating to physical commodities.

      6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

      7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

      8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission ("SEC"), the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

      For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

      For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under "Additional Restrictions") would be deemed to be loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

      The following restrictions are non-fundamental and may be changed by FAF's board of directors without a shareholder vote.

      The Funds will not:

      1.    Sell securities short.

      2. Borrow money in an amount exceeding 10% of a Fund's total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

      3.    Invest more than 10% of their net assets in illiquid securities.

ADDITIONAL RESTRICTIONS

      The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association ("U.S. Bank").

      FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by FAF Advisors, Inc. ("FAF Advisors" or the "Advisor"). U.S. Treasury Money Market Fund will not invest in repurchase agreements.

      FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending fund on one business day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the board of directors of the participating funds.

      The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the board of directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The board of directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

      Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in U.S. government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and
(b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

NONPUBLIC DISCLOSURE

      The Funds' board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Undisclosed Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

      The Funds are not subject to the Disclosure Policies because they hold only short-term money market securities that generally do not vary significantly in value over short periods of time. Because of the types of securities held by the Funds, the Funds' portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

      The principal investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This section describes in additional detail certain of the Funds' principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Funds' investment restrictions is set forth above under "Investment Restrictions."

      If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

      The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in U.S. dollars.

MUNICIPAL SECURITIES

      Tax Free Obligations Fund invests in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.


     Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid solely out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.


      Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.


     In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax anticipation notes ("TANs") and revenue anticipation notes ("RANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes, described below under "--Variable and Floating Rate Obligations," (iv) tender option bonds, and (v) participation, trust and partnership interests in any of the foregoing obligations. The obligations of TANs, RANs, and BANs are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. Tender option bonds are created when municipal instruments are transferred to a special purpose trust which issues two classes of certificates. The first class, commonly called floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index. The second class, commonly called inverse floaters, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. In selecting tender option bonds, the Advisor will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated.


      Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

FUNDING AGREEMENTS


     Prime Obligations Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by Prime Obligations Fund will typically be short-term and provide an adjustable rate of interest. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

LOAN PARTICIPATIONS

      Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets.


COMMERCIAL PAPER AND RULE 144A SECURITIES



     The securities in which Prime Obligations Fund and Tax Free Obligations Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. The Funds may also purchase asset-backed commercial paper ("ABCP"), which is a form of commercial paper that is backed by assets such as real estate, trade receivables, credit card loans, auto loans and other commercial assets. ABCP is typically sponsored by a commercial bank or other financial institution. Such securities, if they meet the criteria for liquidity established by the board of directors, will be considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the 10% limitation applicable to investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


FOREIGN SECURITIES

      Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Tax Free Obligations Fund invests may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.

      Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

      In addition, there may be less publicly available information about a foreign bank or company than about a U.S. domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

U.S. GOVERNMENT SECURITIES

      Each Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for each Fund other than Tax Free Obligations Fund. These investments include direct obligations of the United States

Treasury such as U.S. Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

      U.S. Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

      Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements with respect to any of its portfolio securities as a principal investment strategy. U.S. Treasury Money Market Fund may not enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. The Funds may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in U.S. Government securities. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

      The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).


LETTERS OF CREDIT



     Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings banks, and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.


CREDIT ENHANCEMENT AGREEMENTS


     Government Obligations Fund, Prime Obligations Fund, and Tax Free Obligations Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

      Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable in securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS


     Certain of the obligations in which Prime Obligations Fund, Government Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature (e.g. variable rate demand notes) which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determine the maturity of variable or floating rate instruments in accordance with SEC rules that allow the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.


BANK OBLIGATIONS


     As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, bankers' acceptances, and other short-term obligations. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations in which the Fund invests may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.


LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, each of the Funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Only Government Obligations Fund does so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

      U.S. Bank may act as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting it to provide such services and receive such compensation.

ASSET-BACKED SECURITIES


     Prime Obligations Fund may invest in asset-backed securities, including asset-backed commercial paper, as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.



ZERO-COUPON AND STEP-UP COUPON SECURITIES



     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

      Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

      Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. U.S. Treasury Money Market Fund invests in the securities of other money market funds as a principal investment strategy. The other Funds do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor.

                               PORTFOLIO TURNOVER

      The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Additional Information Concerning Fund Investments" and, as set forth in the "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

      The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's board of directors is generally responsible for the overall operation and management of FAF. The board of directors consists entirely of directors who are not "interested persons" of FAF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

                                                                                                  NUMBER OF           OTHER
    NAME,          POSITION(s)       TERM OF OFFICE                                          PORTFOLIOS IN FUND   DIRECTORSHIPS
 ADDRESS, AND         HELD           AND LENGTH OF         PRINCIPAL OCCUPATION(s) DURING     COMPLEX OVERSEEN        HELD BY
YEAR OF BIRTH       WITH FUND         TIME SERVED                  PAST 5 YEARS                  BY DIRECTOR         DIRECTOR*
----------------   -----------   -----------------------   -------------------------------   ------------------   ----------------
Benjamin R.        Director      Term expiring earlier     Retired; Senior Financial         First American       None
Field III,                       of death, resignation,    Advisor, Bemis Company, Inc.      Funds Complex:
P.O. Box 1329,                   removal,                  from May 2002 through             twelve registered
Minneapolis, MN                  disqualification, or      February 2004.                    investment
55440-1329                       successor duly elected                                      companies,
(1938)                           and qualified.                                              including 62
                                 Director of FAF since                                       portfolios
                                 September 2003.

Roger A.           Director      Term expiring earlier     Director, Charterhouse            First American       None
Gibson,                          of death, resignation,    Group, Inc., a private            Funds Complex:
P.O. Box 1329,                   removal,                  equity firm, since October        twelve registered
Minneapolis, MN                  disqualification, or      2005; Vice President and          investment
55440-1329                       successor duly elected    Chief Operating Officer,          companies,
(1946)                           and qualified.            Cargo - United Airlines,          including 62
                                 Director of FAF since     from July 2001 through            portfolios
                                 October 1997.             retirement in June 2004.

Victoria J.        Director      Term expiring earlier     Investment consultant and         First American       None
Herget,                          of death, resignation,    non-profit board member.          Funds Complex:
P.O. Box 1329,                   removal,                                                    twelve registered
Minneapolis, MN                  disqualification, or                                        investment
55440-1329                       successor duly elected                                      companies,
(1951)                           and qualified.                                              including 62
                                 Director of FAF since                                       portfolios
                                 September 2003.

John P. Kayser     Director      Term expiring earlier     Retired; Principal from 1983      First American       None
P.O. Box 1329,                   of death, resignation,    to 2004, William Blair &          Funds Complex:
Minneapolis, MN                  removal,                  Company, LLC, a                   twelve registered
55440-1329                       disqualification, or      Chicago-based investment          investment
(1949)                           successor duly elected    firm.                             companies,
                                 and qualified.                                              including 62
                                 Director of FAF since                                       portfolios
                                 October 2006.

Leonard W.         Director      Term expiring earlier     Owner and President,              First American       None
Kedrowski,                       of death, resignation,    Executive and Management          Funds Complex:
P.O. Box 1329,                   removal,                  Consulting, Inc., a               twelve registered
Minneapolis, MN                  disqualification, or      management consulting firm;       investment
55440-1329                       successor duly elected    Board member, GC McGuiggan        companies,
(1941)                           and qualified.            Corporation (dba Smyth            including 62
                                 Director of FAF since     Companies), a label printer;      portfolios
                                 November 1993.            former Chief Executive
                                                           Officer, Creative Promotions
                                                           International, LLC, a
                                                           promotional award programs
                                                           and products company,
                                                           through October 2003.

Richard K.         Director      Term expiring earlier     Owner and CEO, RKR                First American       Cleveland-Cliffs
Riederer,                        of death, resignation,    Consultants, Inc., a              Funds Complex:       Inc. (a
P.O. Box 1329,                   removal,                  consulting company providing      twelve registered    producer of
Minneapolis, MN                  disqualification, or      advice on business strategy,      investment           iron ore
55440-1329                       successor duly elected    mergers, and acquisitions,        companies,           pellets)
(1944)                           and qualified.            and non-profit board member       including 62
                                 Director of FAF since     since 2005
                                 portfolios August 2001.

Joseph D.          Director      Term expiring earlier     Attorney At Law, Owner and        First American       None
Strauss,                         of death, resignation,    President, Strauss                Funds Complex:
P.O. Box 1329,                   removal,                  Management Company,  a            twelve registered
Minneapolis, MN                  disqualification, or      Minnesota holding company         investment
55440-1329                       successor duly elected    for various organizational        companies,
(1940)                           and qualified.            management business               including 62
                                 Director of FAF since     ventures; Owner, Chairman         portfolios
                                 April 1984.               and Chief Executive Officer,
                                                           Community Resource
                                                           Partnerships, Inc., a
                                                           corporation engaged in
                                                           strategic planning,
                                                           operations management,
                                                           government relations,
                                                           transportation planning and
                                                           public relations; Owner,
                                                           Chairman and Chief Executive
                                                           Officer, ExcensusTM, LLC, a
                                                           strategic demographic
                                                           planning and application
                                                           development firm.

Virginia L.        Chair;        Chair term three          Governance consultant and         First American       None
Stringer,          Director      years.  Director term     non-profit board member;          Funds Complex:
P.O. Box 1329,                   expiring earlier of       former Owner and President,       twelve registered
Minneapolis, MN                  death, resignation,       Strategic Management              investment
55440-1329                       removal,                  Resources, Inc.,  a               companies,
(1944)                           disqualification, or      management consulting firm;       including 62
                                 successor duly elected    Executive Consultant for          portfolios
                                 and qualified. Chair      State Farm Insurance Company
                                 of FAF's Board since      through 2003.
                                 September 1997;
                                 Director of FAF since
                                 September 1987.

James M. Wade,     Director      Term expiring earlier     Owner and President, Jim          First American       None
P.O. Box 1329,                   of death, resignation,    Wade Homes, a homebuilding        Funds Complex:
Minneapolis, MN                  removal,                  company.                          twelve registered
55440-1329                       disqualification, or                                        investment
(1943)                           successor duly elected                                      companies,
                                 and qualified.                                              including 62
                                 Director of FAF since                                       portfolios
                                 August 2001.

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

EXECUTIVE OFFICERS

                                               TERM OF OFFICE
 NAME, ADDRESS, AND      POSITION(s) HELD       AND LENGTH OF
    YEAR OF BIRTH           WITH FUND            TIME SERVED             PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
----------------------   ----------------   ---------------------   ------------------------------------------------------
Thomas S. Schreier,      President &        Re-elected by the       Chief Executive Officer of FAF Advisors, Inc.; Chief
Jr., FAF Advisors,       Vice President     Board annually;         Investment Officer of FAF Advisors, Inc. since
Inc.,                    - Investments      President of FAF        September 2007.
800 Nicollet Mall,                          since February
Minneapolis, MN                             2001.
55402 (1962) *

Jeffery M. Wilson,       Vice President     Re-elected by the       Senior Vice President of FAF Advisors, Inc.
FAF Advisors, Inc.,      - Administration   Board annually;
800 Nicollet Mall,                          Vice President -
Minneapolis, MN                             Administration of
55402 (1956) *                              FAF since March
                                            2000.

Charles D. Gariboldi,    Treasurer          Re-elected by the       Mutual Funds Treasurer, FAF Advisors, Inc., since
FAF Advisors, Inc.,                         Board annually;         October 2004; prior thereto, Vice President -
800 Nicollet Mall,                          Treasurer of FAF        Investment Accounting and Fund Treasurer, Thrivent
Minneapolis, MN                             since December          Financial for Lutherans
55402 (1959) *                              2004.

Jill M. Stevenson,       Assistant          Re-elected by the       Assistant Mutual Funds Treasurer, FAF Advisors, Inc.
FAF Advisors, Inc.,      Treasurer          Board annually;         since September 2005; prior thereto, Director and
800 Nicollet Mall,                          Assistant               Senior Project Manager, FAF Advisors, Inc.
Minneapolis, MN                             Treasurer of FAF
55402                                       since September
(1965) *                                    2005.

David H. Lui,            Chief Compliance   Re-elected by the       Chief Compliance Officer, FAF Advisors, Inc. since
FAF Advisors, Inc.,      Officer            Board annually;         March 2005; Chief Compliance Officer, Franklin
800 Nicollet Mall,                          Chief Compliance        Advisors, Inc. and Chief Compliance Counsel, Franklin
Minneapolis, MN                             Officer of FAF          Templeton Investments from March 2004 to February
55402                                       since                   2005; prior thereto, Vice President, Charles Schwab &
(1960) *                                    February 2005.          Co., Inc.

Mark  D. Corns,          Anti-Money         Re-elected by the       Director of Compliance, FAF Advisors, Inc. since June
FAF Advisors, Inc.,      Laundering         Board annually;         2006; Compliance Manager, FAF Advisors, Inc. from
800 Nicollet Mall,       Officer            Anti-Money              January 2005 to June 2006; prior thereto, Compliance
Minneapolis, MN                             Laundering Officer      Manager, OppenheimerFunds, Inc.
55402 (1963) *                              of FAIF since
                                            September 2008.

Kathleen L.              Secretary          Re-elected by the       Deputy General Counsel, FAF Advisors since November
Prudhomme,                                  Board annually;         2004; prior thereto, Partner, Dorsey & Whitney LLP, a
FAF Advisors, Inc.,                         Secretary of FAF        Minneapolis- based law firm.
800 Nicollet Mall,                          since December
Minneapolis, MN                             2004; prior
55402 (1953) *                              thereto, Assistant
                                            Secretary of FAF
                                            since September
                                            1998.

Richard J. Ertel,        Assistant          Re-elected by the       Counsel, FAF Advisors, Inc., since May 2006; prior
FAF Advisors, Inc.,      Secretary          Board annually;         thereto, Counsel, Ameriprise Financial Services, Inc.
800 Nicollet Mall,                          Assistant               from September 2004 to May 2006; prior thereto,
Minneapolis, MN                             Secretary of FAF        Counsel, FAF Advisors, Inc.
55402 (1967) *                              since June 2006
                                            and from June 2003
                                            through August
                                            2004.

James D. Alt,            Assistant          Re-elected by the       Partner, Dorsey & Whitney LLP, a Minneapolis-based law
Dorsey & Whitney LLP,    Secretary          Board annually;         firm.
50 South Sixth                              Assistant
Street, Suite 1500,                         Secretary of FAF
Minneapolis, MN                             since December
55402 (1951)                                2004; Secretary of
                                            FAF from June 2002
                                            through December
                                            2004; Assistant
                                            Secretary of FAF from
                                            September 1998
                                            through June 2002.

James R. Arnold,         Assistant          Re-elected by the       Senior Vice President, U.S. Bancorp Fund Services, LLC
U.S. Bancorp Fund        Secretary          Board annually;
Services, LLC,                              Assistant
615 E. Michigan                             Secretary of FAF
Street, Milwaukee, WI                       since September
53202 (1957) *                              June 2003.

* Messrs. Schreier, Wilson, Gariboldi, Lui, Corns, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

      There are currently three standing committees of the FAF board of directors: Audit Committee, Pricing Committee and Governance Committee. References to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent Directors.

                                                                                                NUMBER OF FUND COMPLEX
                                                                                               COMMITTEE MEETINGS HELD
                                                                                               DURING FAF'S FISCAL YEAR
                              COMMITTEE FUNCTION                      COMMITTEE MEMBERS             ENDED 8/31/08
                  ----------------------------------------------   -------------------------   ------------------------
Audit Committee   The purposes of the Committee are (1) to           Leonard W. Kedrowski                  5
                  oversee the Funds' accounting and financial               (Chair)
                  reporting policies and practices, their            Benjamin R. Field III
                  internal controls and, as appropriate, the            John P. Kayser
                  internal controls of certain service                Richard K. Reiderer
                  providers; (2) to oversee the quality of the       Virginia L. Stringer
                  Funds' financial statements and the                    (ex-officio)
                  independent audit thereof; (3) to assist Board
                  oversight of the Funds' compliance with legal
                  and regulatory requirements; and (4) to act as
                  a liaison between the Funds' independent
                  auditors and the full board of directors.  The
                  Audit Committee, together with the board of
                  directors, has the ultimate authority and
                  responsibility to select, evaluate and, where
                  appropriate, replace the outside auditor (or
                  to nominate the outside auditor to be proposed
                  for shareholder approval in any proxy
                  statement).

Pricing           The Committee is responsible for valuing          Roger A. Gibson (Chair)                4
Committee         portfolio securities for which market              Benjamin R. Field III
                  quotations are not readily available, pursuant         James M. Wade
                  to procedures established by the board of          Virginia L. Stringer
                  directors.                                             (ex-officio)

Governance        The Committee has responsibilities relating to   Joseph D. Strauss (Chair)               5
Committee         (1) Board and Committee composition                    James M. Wade
                  (including, interviewing and recommending to        Victoria J. Herget
                  the Board nominees for election as directors;      Virginia L. Stringer
                  reviewing the independence of all independent          (ex-officio)
                  directors; reviewing Board composition to
                  determine the appropriateness of adding
                  individuals with different backgrounds or
                  skills; reporting to the Board on which
                  current and potential members of the Audit
                  Committee qualify as Audit Committee Financial
                  Experts; recommending a successor to the Board
                  Chair when a vacancy occurs; consulting with
                  the Board Chair on Committee assignments; and
                  in anticipation of the Board's request for
                  shareholder approval of a slate of directors,
                  recommending to the Board the slate of
                  directors to be presented for Board and
                  shareholder approval); (2) Committee structure
                  (including, at least annually, reviewing each
                  Committee's structure and membership and
                  reviewing each Committee's charter and
                  suggesting changes thereto); (3) director
                  education (including developing an annual
                  education calendar; monitoring independent
                  director attendance at educational seminars
                  and conferences; developing and conducting
                  orientation sessions for new independent
                  directors; and managing the Board's education
                  program in a cost-effective manner); and (4)
                  governance practices (including reviewing and
                  making recommendations regarding director
                  compensation and director expenses; monitoring
                  director investments in the Funds; monitoring
                  compliance with director retirement policies;
                  reviewing compliance with the prohibition from
                  serving on the board of directors of mutual
                  funds that are not part of the First American
                  Fund Complex; if requested, assisting the
                  Board Chair in overseeing self-evaluation
                  process; in collaboration with outside
                  counsel, developing policies and procedures
                  addressing matters which should come before
                  the Committee in the proper exercise of its
                  duties; reviewing the Board's adherence to
                  industry "best practices;" reviewing and
                  recommending changes in Board governance
                  policies, procedures and practices; reporting
                  the Committee's activities to the Board and
                  making such recommendations; reviewing and, as
                  appropriate; recommending that the Board make
                  changes to the Committee's charter).

      The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the board of directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

      A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

      The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

      The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in the FAF, and (ii) each director's aggregate beneficial ownership in all funds within the First American Funds complex, including in each case the value of fund shares elected by Directors in the directors' deferred compensation plan.

                                                                            AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF DIRECTOR          DOLLAR RANGE OF EQUITY SECURITIES IN FAF  SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
----------------          ----------------------------------------  -----------------------------------------------
Benjamin Field                          Over $100,000                                Over $100,000
Roger Gibson                                 $0                                      Over $100,000
Victoria Herget                              $0                                      Over $100,000
John P. Kayser                               $0                                      Over $100,000
Leonard Kedrowski                            $0                                      Over $100,000
Richard Riederer                        $1 - $10,000                                 Over $100,000
Joseph Strauss                          $1 - $10,000                                 Over $100,000
Virginia Stringer                    $50,001 - $100,000                              Over $100,000
James Wade                           $50,001 - $100,000                              Over $100,000

* The dollar range disclosed is based on the value of the securities as of June 30, 2008.

      As of October 16, 2008, none of the independent directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

COMPENSATION

      The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $135,000 ($245,000 in the case of the Chair). The Fund Review Liaison and the Audit Committee Chair each receive an additional annual retainer of $20,000. The other standing Committee Chairs receive an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:

      - $1,000 for attending the first day of an in-person Board of Directors meeting ($1,500 in the case of the Chair);

      - $2,000 for attending the second day of an in-person Board of Directors meeting ($3,000 in the case of the Chair);

      - $1,000 for attending the third day of an in-person Board of Directors meeting ($1,500 in the case of the Chair), assuming the third day ends no later than early afternoon;

      - $500 for in-person attendance at any committee meeting ($750 in the case of the Chair of each committee);

      A Director who participates telephonically in any in-person Board or Committee meeting receives half of the fee that Director would have received for attending, in-person, the Board or Committee meeting. For telephonic Board and Committee meetings, the Chair and each Director and Committee Chair, as applicable, receive a fee equal to half the fee he or she would have received for attending an in-person meeting.

      Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in the First American Family of Funds.

      The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

      Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.

      The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal year ended August 31, 2008. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

                                                          PENSION OR
                                       AGGREGATE           RETIREMENT                            TOTAL COMPENSATION
                                     COMPENSATION     BENEFITS ACCRUED AS    ESTIMATED ANNUAL    FROM REGISTRANT AND
                                         FROM            PART OF FUND          BENEFITS UPON     FUND COMPLEX PAID TO
NAME OF PERSON, POSITION             REGISTRANT (1)        EXPENSES             RETIREMENT          DIRECTORS (2)
-------------------------------      --------------   -------------------    ----------------    --------------------
Benjamin R. Field III, Director          $10,085              -0-                   -0-                $125,250
Roger A. Gibson, Director                 10,852              -0-                   -0-                 134,500
Victoria J. Herget, Director              11,086              -0-                   -0-                 137,250
John P. Kayser, Director                   9,964              -0-                   -0-                 123,750
Leonard W. Kedrowski, Director            11,391              -0-                   -0-                 141,000
Richard K. Riederer, Director              9,904              -0-                   -0-                 123,000
Joseph D. Strauss, Director               10,815              -0-                   -0-                 134,250
Virginia L. Stringer, Director &
Chair                                     17,654              -0-                   -0-                 219,250
James M. Wade, Director                   10,005              -0-                   -0-                 124,250

(1) Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $2,188; Victoria J. Herget, $3,350; Leonard W. Kedrowski, $3,661; and Joseph D. Strauss, $538.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $26,900; Victoria J. Herget, $41,175; Leonard W. Kedrowski, $45,000; and Joseph D. Strauss, $6,619.

                                 CODE OF ETHICS

      First American Funds, Inc., FAF Advisors, Inc, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

      FAF Advisors, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2008, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of more than $247 billion, consolidated deposits of more than $139 billion and shareholders' equity of $21.7 billion.

      Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for, and to manage the investment of, the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

      The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the board of directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's board of directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

      In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the board of directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

      The Advisor has contractually agreed to waive fees and reimburse expenses for each of the Funds as set forth in the Funds' Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such additional waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

      The following table sets forth total advisory fees before waivers and after waivers for the Funds for the fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008.

                                        FISCAL YEAR ENDED         FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                         AUGUST 31, 2006           AUGUST 31, 2007            AUGUST 31, 2008
                                  -------------------------   -------------------------   -------------------------
                                    ADVISORY     ADVISORY      ADVISORY      ADVISORY      ADVISORY      ADVISORY
                                   FEE BEFORE    FEE AFTER    FEE BEFORE     FEE AFTER    FEE BEFORE     FEE AFTER
                                     WAIVERS      WAIVERS       WAIVERS       WAIVERS       WAIVERS       WAIVERS
                                  -----------   -----------   -----------   -----------   -----------   -----------
Government Obligations Fund       $ 4,906,756   $ 2,662,814   $ 5,923,057   $ 3,875,688   $10,379,846   $ 7,163,460
Prime Obligations Fund             17,347,938    15,904,499    17,985,116    17,477,468    22,108,172    22,051,842
Tax Free Obligations Fund           2,063,747     1,058,517     2,131,322     1,140,934     2,378,273     1,458,633
Treasury Obligations Fund          11,947,865     7,155,218    17,724,969    11,776,214    19,494,501    13,982,195
U.S. Treasury Money Market Fund       537,323        73,582       829,540       261,407     1,078,934       502,174

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

         In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, "Intermediary," and collectively, "Intermediaries") under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

         The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary's organization.

         These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectuses and described above because they are not paid by the Funds.

         The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

         The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

         Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary's personnel about the First American Funds and shareholder financial planning needs, placement on the Intermediary's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

         The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary's customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

         Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

         Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

         Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates may be eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

         From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

         When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

         The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, all or a portion of registered representatives' expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

         Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.

         Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

         Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

         The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of September 30, 2008:

401(k) Company (The)
Acclaim Benefits, Inc.
ADP Broker-Dealer, Inc.
A.G. Edwards & Sons, Inc.
AIG Retirement Company
Ameriprise Financial Services, Inc.
Bank of New York Mellon (The)
Bear, Stearns Securities Corp.
Benefit Plans Administrative Services, Inc.
BNY Mellon Capital Markets, LLC
Charles Schwab & Co., Inc.
Country Trust Bank
Digital Retirement Solutions, Inc.
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity
   Investments Institutional Operations Company, Inc.
Fiserv Trust Company
Genesis Employee Benefits, DBA America's VEBA Solution
GWFS Equities, Inc.
ICMA Retirement Corporation
International Clearing Trust Company
Janney Montgomery Scott LLC
J.M. Lummis Securities, Inc.
LaSalle Bank National Association
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merriman Curhan Ford & Co.
Mid Atlantic Capital Corporation
Morgan Stanley & Co., Incorporated
MSCS Financial Services, LLC
Newport Retirement Services, Inc.
Pershing LLC
Piper Jaffray & Company
Principal Life Insurance Company
RBC Dain Rauscher, Inc.
Reliance Trust Company
Robert W. Baird & Co., Inc.
SunGard Institutional Brokerage, Inc.
SVB Asset Management

Symetra Life Insurance Company
U.S. Bancorp Fund Services, LLC
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST
   Capital Trust Company)

         Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2008 are not reflected.

ADMINISTRATOR

         FAF Advisors, Inc. (the "Administrator") serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a subsidiary of U.S. Bancorp.

         Prior to July 1, 2006, the Funds paid the Administrator administration fees equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.085% on the next $17 billion of aggregate average daily net assets, 0.070% on the next $25 billion of aggregate average daily net assets, and 0.050% of the aggregate average daily net assets in excess of $50 billion.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator and USBFS for the fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008:

                                      FISCAL YEAR ENDED     FISCAL YEAR ENDED    FISCAL YEAR ENDED
                                       AUGUST 31, 2006       AUGUST 31, 2007      AUGUST 31, 2008
                                      ----------------      -----------------    ------------------
Government Obligations Fund           $   4,156,530         $   7,492,446        $     12,773,188
Prime Obligations Fund                   14,229,710            21,116,458              25,278,702
Tax Free Obligations Fund                 1,712,132             2,703,869               2,959,261
Treasury Obligations Fund                10,138,743            22,567,692              24,325,588
U.S. Treasury Money Market Fund             464,215             1,033,477               1,322,204

         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with FAF Advisors, under which FAF Advisors agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Piper Jaffray shares. (Effective September 26, 2006, the Funds no longer offer Piper Jaffray shares.) FAF also entered into such an agreement with FAF Advisors on May 4, 2005, with respect to the Treasury Obligations Fund Reserve shares. Effective July 1, 2005, FAF entered into a new agreement with FAF Advisors covering all of Class A, Class D, Class I, Class Y, Piper Jaffray and Reserve shares. This July 1, 2005 agreement was amended effective March 31, 2006, to add Institutional Investor shares.

         In these agreements, FAF Advisors agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Amended Shareholder Service Plan and Agreement, the Funds have agreed to pay FAF Advisors a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y, and Reserve shares (and Piper Jaffray shares prior to their discontinuation), a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, and a fee at an annual rate of 0.10% of the average net asset value of the Institutional Investor shares computed daily and paid monthly. Because Institutional Investor shares have not been offered prior to the date of this SAI, no shareholder servicing fees have been paid to FAF Advisors with respect to Institutional Investor shares. During the fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008, the Funds paid to FAF Advisors shareholder servicing fees, after waivers, in the following amounts:

FISCAL YEAR ENDED AUGUST 31, 2006

                                                                                                  INSTITUTIONAL     PIPER
                                 CLASS A       CLASS D      CLASS I       CLASS Y      RESERVE       INVESTOR      JAFFRAY
                              ------------  ------------  -----------  ------------  -----------  -------------   -----------
Government Obligations Fund   $    702,914  $  3,118,175      N/A      $  6,725,255      N/A      $  3,080        $   680,405
Prime Obligations Fund           4,090,126     2,372,127  $ 3,291,165    14,017,555      N/A        49,732          7,074,840
Tax Free Obligations Fund          393,191        72,683      N/A         2,245,488      N/A         3,360            452,240
Treasury Obligations Fund        3,023,133    12,479,199      N/A         8,697,194  $ 2,688,440    90,908             74,338
U.S. Treasury Money Market          69,881       487,238      N/A           667,673      N/A         2,067                N/A
Fund

FISCAL YEAR ENDED AUGUST 31, 2007

                                                                                                  INSTITUTIONAL
                                CLASS A        CLASS D      CLASS I      CLASS Y       RESERVE      INVESTOR
                              ------------  ------------  -----------  ------------  -----------  -------------
Government Obligations Fund   $  1,150,415  $  2,935,673      N/A      $  8,535,477      N/A      $    395,176
Prime Obligations Fund           4,825,534     2,792,856  $ 3,033,598    15,402,005      N/A           507,859
Tax Free Obligations Fund          486,457       157,520      N/A         2,680,462      N/A            20,655
Treasury Obligations Fund        3,875,847    16,834,042      N/A        15,585,573   $2,769,759       576,321
U.S. Treasury Money Market          73,428       490,448      N/A         1,199,095      N/A             5,926
Fund

FISCAL YEAR ENDED AUGUST 31, 2008

                                                                                                  INSTITUTIONAL
                                CLASS A        CLASS D      CLASS I      CLASS Y       RESERVE      INVESTOR
                              ------------  ------------  -----------  ------------  -----------  -------------
Government Obligations Fund   $  1,592,710  $  5,000,563      N/A      $ 13,055,573      N/A      $     611,404
Prime Obligations Fund           5,504,421     4,073,752  $ 2,775,532    17,835,461      N/A          1,111,635
Tax Free Obligations Fund          522,128       317,281      N/A         3,282,506      N/A             33,490
Treasury Obligations Fund        4,465,577    17,163,703      N/A        14,868,111  $ 798,237          576,321
U.S. Treasury Money Market         141,174       817,076      N/A         1,248,001      N/A             20,241
Fund

TRANSFER AGENT

         USBFS serves as the Funds' transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2006. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses USBFS for out-of-pocket expenses incurred in providing transfer agent services.

         Prior to July 1, 2006, the Funds paid transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. The Funds also paid a fee equal, on an annual basis, to 0.10% of each Fund's average daily net assets for Class A shares and 0.05% for all other share classes as compensation for providing certain shareholder services and to reimburse USBFS for its payments to institutions with which it had contracted to establish and service omnibus accounts. In addition, USBFS was reimbursed for its out-of-pocket expenses incurred while providing services to the Funds.

         During the fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008, the Funds paid to USBFS transfer agent fees in the following amounts:

                                    FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                                     AUGUST 31, 2006     AUGUST 31, 2007      AUGUST 31, 2008
                                    -----------------   -----------------   -----------------
Government Obligations Fund         $ 2,149,084           $   110,617         $    107,998
Prime Obligations Fund                6,955,752               237,941              192,885
Tax Free Obligations Fund               976,749               109,944              108,006
Treasury Obligations Fund             5,313,905               127,555              125,998
U.S. Treasury Money Market Fund         235,654               108,000              108,000

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the "Distribution Agreements." The Distributor is a wholly owned subsidiary of U.S. Bancorp.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays USBI up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y shares for which USBI is responsible, in connection with USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

         Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A, Class B, Class C, Class D, and Reserve shares. (The Funds also paid the Distributor distribution fees in connection with Piper Jaffray shares prior to their discontinuation.) The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, Class Z, and Institutional Investor shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Quasar received and retained the following compensation from each Fund listed below during the Fund's fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008.

FISCAL YEAR ENDED AUGUST 31, 2006

                                    NET UNDERWRITING     COMPENSATION ON
                                      DISCOUNTS AND      REDEMPTIONS AND      BROKERAGE
                                       COMMISSIONS         REPURCHASES       COMMISSIONS     OTHER COMPENSATION*
                                    -----------------   -----------------   -------------   ---------------------
Government Obligations Fund                None               None               None          $   2,565,096
Prime Obligations Fund                     None               None               None              5,244,433
Tax Free Obligations Fund                  None               None               None                435,894
Treasury Obligations Fund                  None               None               None             16,104,151
U.S. Treasury Money Market Fund            None               None               None                362,224

----------
* Compensation received for distribution and servicing pursuant to the Funds' Rule 12b-1 Plan.

FISCAL YEAR ENDED AUGUST 31, 2007

                                    NET UNDERWRITING     COMPENSATION ON
                                      DISCOUNTS AND      REDEMPTIONS AND      BROKERAGE
                                       COMMISSIONS         REPURCHASES       COMMISSIONS     OTHER COMPENSATION*
                                    -----------------   -----------------   -------------   ---------------------
Government Obligations Fund               None               None                 None            $  2,886,995
Prime Obligations Fund                    None               None                 None               5,896,179
Tax Free Obligations Fund                 None               None                 None                 566,525
Treasury Obligations Fund                 None               None                 None              19,644,463
U.S. Treasury Money Market Fund           None               None                 None                 381,533

----------
* Compensation received for distribution and servicing pursuant to the Funds' Rule 12b-1 Plan.

FISCAL YEAR ENDED AUGUST 31, 2008

                                    NET UNDERWRITING     COMPENSATION ON
                                      DISCOUNTS AND      REDEMPTIONS AND      BROKERAGE
                                        COMMISSIONS        REPURCHASES       COMMISSIONS    OTHER COMPENSATION*
                                    -----------------   -----------------   -------------   ---------------------
Government Obligations Fund               None                 None              None           $   4,527,730
Prime Obligations Fund                    None                 None              None               7,348,907
Tax Free Obligations Fund                 None                 None              None                 698,931
Treasury Obligations Fund                 None                 None              None              20,018,059
U.S. Treasury Money Market Fund           None                 None              None                 631,431

----------
* Compensation received for distribution and servicing pursuant to the Funds' Rule 12b-1 Plan.

         FAF has also adopted Plans of Distribution with respect to the Class A, Class B, Class C, Class D, and Reserve shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). (FAF had also adopted a Plan of Distribution with respect to Piper Jaffray shares that was effective prior to the discontinuation of the share class.) Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.

         The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

         The Class B shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The shareholder-servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C shares pay to the Distributor a shareholder-servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

         The Reserve shares pay to the Distributor a distribution fee at an annual rate of 0.50% of the average daily net assets of the Reserve shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Reserve shares. This fee is calculated and paid each month based on average daily net assets of Reserve shares of the Treasury Obligations Fund for that month.

         Prior to their discontinuation, the Piper Jaffray shares paid the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Piper Jaffray shares. The fee was available for use by the Distributor to compensate Piper Jaffray & Co. for providing distribution-related services with respect to the Piper Jaffray shares. This fee was calculated and paid each month based on average daily net assets of the Piper Jaffray shares.

         The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B, Class C, Class D, and Reserve shares of the Funds. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar by each of the Funds listed below, by share class, for the fiscal years ended August 31, 2006, August 31, 2007, and August 31, 2008:

                                     FISCAL YEAR ENDED AUGUST 31, 2006
                                    -------------------------------------
                                      CLASS A      CLASS B      CLASS C        CLASS D       RESERVE      PIPER JAFFRAY
                                    -----------   ----------   ----------   ------------   ------------   -------------
Government Obligations Fund         $   702,915        *           *        $  1,870,905        *         $   680,405
Prime Obligations Fund                4,090,126   $  103,997   $  115,871      1,423,276        *           7,074,840
Tax Free Obligations Fund               393,191        *           *              43,610        *             452,240
Treasury Obligations Fund             3,023,133        *           *           7,487,520   $  5,600,918        74,338
U.S. Treasury Money Market Fund          69,881        *           *             292,343        *                 *

                                     FISCAL YEAR ENDED AUGUST 31, 2007
                                      CLASS A      CLASS B      CLASS C        CLASS D       RESERVE
                                    -----------   ----------   ----------   ------------   ------------
Government Obligations Fund         $ 1,150,415        *           *        $  1,761,404        *
Prime Obligations Fund                4,825,534   $  106,588   $  106,040      1,675,714        *
Tax Free Obligations Fund               486,457        *           *              94,512        *
Treasury Obligations Fund             3,875,847        *           *          10,100,425   $  5,770,332
U.S. Treasury Money Market Fund          73,428        *           *             294,269        *

                                     FISCAL YEAR ENDED AUGUST 31, 2008
                                      CLASS A       CLASS B      CLASS C      CLASS D        RESERVE
                                    -----------   ----------   ----------   ------------   ------------
Government Obligations Fund         $ 1,592,710       *            *        $  3,000,338        *
Prime Obligations Fund                5,504,421   $  128,673   $  108,969      2,444,251        *
Tax Free Obligations Fund               522,128       *            *             190,369        *
Treasury Obligations Fund             4,392,841       *            *          10,222,392   $  5,214,219
U.S. Treasury Money Market Fund         141,465       *            *             490,246        *

----------
*     The Fund did not offer this class of shares during the period indicated.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Custodian. U.S. Bank (the "Custodian"), 60 Livingston Avenue, St. Paul, MN 55101, acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order.

         Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds' independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

                                  PROXY VOTING

         The Funds invest exclusively in non-voting securities.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are almost exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy.

         The research products and services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for brokerage and research products and services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

      No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the board of directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

      When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

      During the fiscal year ended August 31, 2008, the Funds paid no brokerage commissions to affiliated brokers. At August 31, 2008, the following Funds held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:


                                            PRIME OBLIGATIONS  TAX FREE OBLIGATIONS   U.S. TREASURY MONEY
                                                  FUND                 FUND               MARKET FUND
                                            -----------------  --------------------   --------------------
ABN AMRO (municipal securities)                     N/A        $     18,385                      N/A
Bank of America (notes)                     $   200,000                 N/A                      N/A
Barclays (certificates of deposit)              425,000                 N/A                      N/A
BNP Paribas (certificates of deposit)           175,000                 N/A                      N/A
BNP Paribas (commercial paper)                  123,682                 N/A                      N/A
BNP Paribas (notes)                             124,000                 N/A                      N/A
Citigroup (certificates of deposit)             300,000                 N/A                      N/A
CS First Boston (certificates of deposit)       175,000                 N/A                      N/A
Deutsche Bank (notes)                           150,000                 N/A                      N/A
Goldman Sachs (notes)                           100,000                 N/A                      N/A
JP Morgan (commercial paper)                     99,993                 N/A                      N/A
JP Morgan (notes)                                24,949                 N/A                      N/A
Morgan Stanley (notes)                          195,000                 N/A                      N/A
Societe Generale (certificates of deposit)      126,292                 N/A                      N/A
Societe Generale (commercial paper)              59,851                 N/A                      N/A
UBS Warburg (certificates of deposit)           200,000                 N/A                      N/A
UBS Warburg (commercial paper)                  199,531                 N/A                      N/A
Goldman Sachs (money market fund)               340,292                 N/A             $     48,157

                                  CAPITAL STOCK

      Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

      Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

      The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

      As of October 6, 2008, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the persons set forth in the following table owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

                                                                                                                             INST.
                                        CLASS A  CLASS B   CLASS C     CLASS D     CLASS I    CLASS Y   CLASS Z  RESERVE   INVESTOR
                                        -------  -------  --------     -------     -------   --------   -------  -------   --------
GOVERNMENT OBLIGATIONS

BAND & CO                                80.72%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                 8.85%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                5.38%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                               99.53%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       73.20%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       14.12%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                                                                       9.12%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                48.71%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                33.30%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BEAR STEARNS SECURITIES CORP                                                                              6.08%
FBO FEDERAL HOME LOAN
MORTGAGE CRP
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3870

BAND & CO                                                                                                                     67.63%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                                     32.37%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PRIME OBLIGATIONS

FBS INVESTMENT INC                       50.13%
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

BAND & CO                                21.80%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                               13.45%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                 6.28%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANCORP INVESTMENTS INC.                      5.19%
60 LIVINGSTON AVENUE
ST PAUL MN 55107-2292

ORCHARD TRUST CO LLC
TRUSTEE/C                                         39.13%
FBO RETIREMENT PLANS
8515 E ORCHARD RD 2T2
GREENWOOD VLG  CO  80111-5002

STERLING TRUST CO 401K PLAN                                    9.73%
FBO OVERTURF MOTORS CO INC
700 17TH ST STE 300
DENVER CO 80202-3531

MG TRUST                                                       6.69%
NORTHWESTERN PROFESSIONAL
MANAGEMENT 401K
700 17TH ST STE 300
DENVER CO  80202-3531

STERLING TRUST COMPANY CUST FBO                                5.66%
TOM'S AUTOMOTIVE SERVICE INC 401K
700 17TH ST STE 310
DENVER CO 80202-3502

BAND & CO                                                               99.67%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                           50.60%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                           47.05%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       49.94%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       23.59%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                                                                      20.67%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                48.69%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                31.72%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BEAR STEARNS SECURITIES CORP                                                                              6.57%
FBO FEDERAL HOME LOAN
MORTGAGE CRP
ATTN: DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER NORTH
BROOKLYN NY 11201-3870

BAND & CO                                                                                                                     56.24%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                                     43.70%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

TAX FREE OBLIGATIONS

FBS INVESTMENT SERVICES INC              32.38%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
60 LIVINGSTON AVE
SAINT PAUL, MN 55107-2292

BAND & CO                                26.05%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

KINZE MFG INC                            13.14%
ATTN MARK STAUFFER
PO BOX 806
WILLIAMSBURG IA 52361-0806

US BANK NA                               12.04%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                 100%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       83.96%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                                                                      10.01%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                        5.36%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                95.15%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                                     94.53%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                                      5.47%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

TREASURY OBLIGATIONS

BAND & CO                                77.37%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                18.79%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                               96.52%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       53.55%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       32.88%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                                                                       9.82%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                38.41%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                19.45%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FBS INVESTMENT SERVICES INC                                                                              10.65%
EXCLUSIVE BENEFIT OF CUSTOMERS OF
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

MASTERCARD INTERNATIONAL                                                                                  7.95%
ATTN TREASURY DEPT 2ND FL
2000 PURCHASE ST
PURCHASE NY 10577-2509

MELLON BANK                                                                                               7.15%
ATTN PAMELA PALMER
1 MELLON CTR STE 0425
PITTSBURGH PA 15258

COMCAST CABLE FUNDING 1 INC                                                                               5.79%
ATTN PATRICK F SCANLON

1201 N MARKET ST STE 1000
WILMINGTON DE 19801-1807

BAND & CO                                                                                                           51.23%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA                                                                                                          32.57%
ATTN: TINA EUMURIAN
800 NICOLLET AVE BC-MN-H18U
MINNEAPOLIS MN 55402-7000

FBS INVESTMENT SERVICES INC                                                                                         16.18%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
60 LIVINGSTON AVE
SAINT PAUL MN 55107-2292

BAND & CO                                                                                                                     59.04%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                                     38.79%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. TREASURY MONEY MARKET

BAND & CO                                87.79%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FBS INVESTMENT SERVICES INC               6.48%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY FUNDS UNIT R/R
60 LIVINGSTON AVE
SAINT PAUL 55107-2292

BAND & CO                                 5.44%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                               86.18%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                               13.82%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       50.02%
C/O US BANK
ATTN ACM DEPT

PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                       32.20%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA CUST                                                                                  8.10%
ATTN SHANE D KITZAN
777 E WISCONSIN AVE FL 4
MILWAUKEE WI 53202-5300

BAND & CO                                                                                                35.52%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                35.26%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA CUST                                                                                          17.80%
ATTN SHANE D KITZAN
777 E WISCONSIN AVE FL 4
MILWAUKEE WI 53202-5300

US BANK NA CUST                                                                                           8.87%
ATTN SHANE D KITZAN
777 E WISCONSIN AVE FL 4
MILWAUKEE WI 53202-5300

US BANK NA CUST                                                                                                               45.22%
ATTN SHANE D KITZAN
777 E WISCONSIN AVE FL 4
MILWAUKEE WI 53202-5300

BAND & CO                                                                                                                     43.88%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

US BANK NA CUST                                                                                                                6.50%
ATTN SHANE D KITZAN
777 E WISCONSIN AVE FL 4
MILWAUKEE WI 53202-5300

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

      The public offering price of the shares of a Fund generally equals the Fund's net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business and may be calculated before 3:30 pm Central time if the bond markets close early, as discussed in the prospectuses. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The Funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the Funds' portfolio instruments are open, and the Funds' management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On August 31, 2008, the net asset value per share for the Funds was calculated as set forth below.

                                                                                   =      Net Asset
                                               Net Assets     /        Shares          Value Per Share
                                              (In Dollars)          Outstanding         (In Dollars)
                                           ------------------      -------------      ----------------
GOVERNMENT OBLIGATIONS FUND
     Class A                               $      710,679,906        710,683,944      $      1.00
     Class D                                    2,628,910,333      2,628,938,555             1.00
     Class Y                                    6,935,956,689      6,936,089,860             1.00
     Class Z                                    1,915,386,152      1,915,394,622             1.00
     Institutional Investor Shares                461,342,115        461,343,412             1.00

PRIME OBLIGATIONS FUND
     Class A                               $    2,315,088,182      2,315,296,576      $      1.00
     Class B                                        5,610,214          5,614,949             1.00
     Class C                                        5,060,306          5,056,483             1.00
     Class D                                    1,936,019,071      1,935,987,830             1.00
     Class I                                    1,608,965,213      1,609,027,230             1.00
     Class Y                                    8,092,897,836      8,092,840,292             1.00
     Class Z                                    8,864,377,754      8,864,693,236             1.00
     Institutional Investor Shares              1,354,757,863      1,354,609,515             1.00

TAX FREE OBLIGATIONS FUND
     Class A                               $      255,762,218        255,788,866      $      1.00
     Class D                                      159,924,387        159,918,507             1.00
     Class Y                                    1,281,929,739      1,281,873,187             1.00
     Class Z                                      644,429,215        644,414,078             1.00
     Institutional Investor Shares                 41,341,824         41,339,827             1.00

TREASURY OBLIGATIONS FUND
     Class A                               $    1,391,961,267      1,391,946,902      $      1.00
     Class D                                    6,868,517,725      6,868,606,386             1.00
     Class Y                                    5,482,049,893      5,482,103,617             1.00
     Class Z                                    3,713,560,088      3,713,568,363             1.00
     Institutional Investor Shares                766,652,397        766,652,770             1.00
     Reserve Shares                               973,249,985        973,279,668             1.00

U.S. TREASURY MONEY MARKET FUND
     Class A                               $       89,497,139         89,498,079      $      1.00
     Class D                                      321,430,995        321,429,751             1.00
     Class Y                                      570,751,123        570,753,827             1.00
     Class Z                                      219,277,986        219,279,492             1.00
     Institutional Investor Shares                125,215,279        125,216,274             1.00

                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

      The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940

Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less from the date of purchase, and invest only in securities determined by the board of directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the board of directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The board of directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

      Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

      Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

      Under the Code, each Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

SPECIAL CONSIDERATIONS FOR TAX FREE OBLIGATIONS FUND

      Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

      For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

      The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the

Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

          ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING SHARES

ADDITIONAL CHARGES

      Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

RECEIPT OF ORDERS BY FINANCIAL INSTITUTIONS

      The Funds have authorized one or more Institutions to receive purchase and redemption orders on the Funds' behalf. Institutions are authorized to designate other institutions to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Institution or, if applicable, an Institution's authorized designee, receives the order. An order will be priced at the applicable Fund's net asset value next computed after the order is received by an authorized Institution or the Institution's authorized designee and accepted by the Fund.

REDEEMING SHARES BY TELEPHONE

      A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer.

      Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

      In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

REDEEMING SHARES BY MAIL

      Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

      Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

      - a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

      - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

      - a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

      - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

      The Funds do not accept signatures guaranteed by a notary public.

      The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

REDEEMING SHARES BY CHECKING ACCOUNT - CLASS A SHARES ONLY

      At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

      When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

SYSTEMATIC EXCHANGE PROGRAM

      You may make automatic monthly exchanges of Class A, Class B, or Class C shares of a Fund for the same class of shares of another First American Fund. To set up a systematic exchange program, you initially purchase an amount of Class A, Class B, or Class C shares equal to the total amount that you wish to invest in the other First American fund. On a monthly basis, the dollar amount of Class A, Class B, or Class C shares that you specify will then be exchanged for shares of the other fund within the same class. Exchanges of Class A shares will be subject to the applicable sales charge imposed by the fund into which you are exchanging. You may wish to execute a letter of intent in connection with a Class A share systematic exchange program. (A letter of intent indicates a non-binding intent to purchase $50,000 or more of fund Class A shares over a 13-month period, which lowers your sales charge. See the prospectus of the fund into which you plan to exchange for more information.) Exchanges of Prime Obligations Fund Class B or Class C shares will not be subject to a contingent deferred sales charge ("CDSC"). However, if you redeem the Prime Obligations Fund Class B or Class C shares in your account, rather than exchange them, they will be subject to a CDSC.

EXCHANGING SHARES AMONG FUND FAMILIES

      The Funds are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the Funds' distributor or transfer agent. If you are using one of the Funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the following CDSC schedules of such fund family, also described below and believed to be current through the date of this Statement of Additional Information.

      Country Funds. Class A shareholders of participating Country Funds that were eligible to purchase Class A shares at NAV because the total amount they had invested in the Country Funds was at least $1 million may be subject to a CDSC of 1.00% on shares sold within 18 months after purchase. See the Country Funds' Prospectus and Statement of Additional Information for more information.

      Kensington Funds. Class A shareholders of participating Kensington Funds that were eligible to purchase Class A shares at NAV because the total amount they had invested in the Kensington Funds was at least $1 million may be subject to a CDSC of 1.00% on shares sold within one year after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. Class B shares have a CDSC that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. You may be subject to a 5.00% CDSC if you redeem within the first year from your purchase, 4.00% within the second year from your purchase, 3.00% within the third or fourth year from your purchase, 2.00% within the fifth year from your purchase, and 1.00% within the sixth year from your purchase. Class C shares have a CDSC of 1.00% for any shares redeemed within one year of purchase. The CDSC may be waived under certain circumstances. See the Kensington Funds' Prospectus and Statement of Additional Information for more information.

      Quaker Funds. Class B shares have a CDSC that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. You may be subject to a 5.00% CDSC if you redeem within the first year from your purchase, 4.00% within the second year from your purchase, 3.00% within the third or fourth year from your purchase, 2.00% within the fifth year from your purchase, and 1.00% within the sixth year from your purchase. Class C shares have a CDSC of 1.00% for any shares redeemed within thirteen months of purchase. The CDSC may be waived under certain circumstances. See the Quaker Funds' Prospectus and Statement of Additional Information for more information.

      If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

RESEARCH REQUESTS

      The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

                               SHORT-TERM RATINGS

      The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

      A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

      Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

      The financial statements of FAF included in its Annual Report to shareholders for the fiscal period ended August 31, 2008, are incorporated herein by reference.

                           FIRST AMERICAN FUNDS, INC.

                            PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2) Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, Filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3) Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, Filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4) Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, Filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5) Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, Filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6) Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit
        (a)(4) to Post-Effective Amendment No. 44, Filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7) Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, Filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8) Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9) Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit
        (1)(i) to the initial registration statement on Form N-14, Filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, Filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(12) Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(b) Bylaws, as amended September 19, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(c)     Not applicable.

(d)(1) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, Filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2) Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit
        (d)(2) to Post-Effective Amendment No. 51, Filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3) Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit
        (d)(2) to Post-Effective Amendment No. 50, Filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4) Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Expense Limitation Agreement between Registrant and FAF Advisors, Inc., dated October 31, 2008, effective through October 31, 2009.*

(e)(1) Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(e)(2) Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(f)(1) Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended December 2007.*

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Summary of Terms as amended December 2007.*

(g)(1) Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(g)(2) Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(1) Administration Agreement dated as of July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit
        (h)(1) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(2) Administration Fee Waiver Agreement dated as of October 31, 2008, by and between Registrant and FAF Advisors, Inc.*

(h)(3) Sub-Administration Agreement effective as of July 1, 2005, by and between FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management Inc.) and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, Filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4) Transfer Agent and Shareholder Servicing Agreement dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(5) Fee Schedule to Transfer Agent and Shareholder Servicing Agreement effective April 1, 2007.*

(h)(6) Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006, between Registrant and FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) for Class A, Class D, Class I, Class Y, Institutional Investor, and Reserve shares (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(7) Shareholder Servicing Fee Waiver Agreement dated as of October 31, 2008, by and between Registrant and FAF Advisors, Inc.*

(h)(8) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Government Obligations Fund and U.S. Bank National Association.*

(h)(9) Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Treasury Obligations Fund and U.S. Bank National Association.*

(i)     Opinion and Consent of Dorsey & Whitney LLP.*

(j)     Consent of Ernst & Young LLP.*

(k)     Not applicable.

(l)     Not applicable.

(m) Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2005, as further amended, for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z shares, Institutional Investor shares, and Reserve shares (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 58, Filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(o)     Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 59, Filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(p)(2) FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940.*

(p)(3) Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940.*

(q)     Power of Attorney dated May 7, 2008.*

*       Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

     Not applicable.

Item 25. Indemnification

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

     Information on the business of the Registrant's investment adviser, FAF Advisors, Inc. (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. ("FAF Advisors"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by FAF Advisors--American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc. collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).

     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).

     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).

     Frank L. Wheeler, Head of distribution, FAF Advisors, Minneapolis, MN (April 2007 to present); Managing Director and Head of Institutional Marketing, Merrill Lynch Investment Managers, Princeton, New Jersey (2004 to April 2007).

     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).

     Mark D. Corns, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (August 2008 to present); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (September 2008 to present); Director of Compliance, FAF Advisors, Minneapolis, MN (June 2006 to Present).

     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).

Item 27. Principal Underwriters

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

Academy Fund Trust
ActivePassive Funds
AIP Alternative Strategies Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Ascentia Funds
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Investment Fund, Inc.
Bristlecone Value Fund
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Cookson Peirce
Counterpoint Select Fund
Country Funds
Cullen Funds
Davidson Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
Fairholme Fund
FascianoFunds
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Fusion Funds, LLC
Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Internet Fund Inc.
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Keystone Mutual Funds
Kiewit Investment Fund LLLP
Kirr Marbach Partners Funds, Inc
Leader Short Term Bond Fund
LKCM Funds
Marketfield Fund
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Nicholas Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Prudent Bear Funds, Inc.
Purisima Funds
Quaker Investment Trust
Rainier Funds
Rigel Capital, LLC
Rockland Small Cap Growth Fund
Schooner Investment Group
Seascape Funds
Smead Value Fund
Snow Fund
Stephens Management Co.
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Wisconsin Capital Funds, Inc.
WY Funds

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                                                        POSITION AND
                            POSITION AND OFFICES WITH   OFFICES WITH
NAME                               UNDERWRITER           REGISTRANT
----                        -------------------------   ------------
James R. Schoenike          President, Board Member     None

Joe D. Redwine              Board Member                None

Robert Kern                 Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Eric W. Falkeis             Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Susan L. La Fond            Treasurer                   None
Andrew M. Strnad            Secretary                   None
Teresa Cowan                Assistant Secretary         None

Item 28.  Location of Accounts and Records

     All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of October, 2008.

                                        FIRST AMERICAN FUNDS, INC.


                                        By: /s/ Thomas S. Schreier, Jr.
                                            ------------------------------------
                                            Thomas S. Schreier, Jr., President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated and on October 31, 2008.

SIGNATURE                                                 TITLE
---------                                                 -----


     /s/ Thomas S. Schreier, Jr.                       President
------------------------------------
       Thomas S. Schreier, Jr.


    /s/ Charles D. Gariboldi, Jr.      Treasurer (principal financial/accounting
------------------------------------                    officer)
      Charles D. Gariboldi, Jr.


                  *                                     Director
------------------------------------
        Benjamin R. Field, III


                  *                                     Director
------------------------------------
          Victoria J. Herget


                  *                                     Director
------------------------------------
           Roger A. Gibson


                  *                                     Director
------------------------------------
            John P. Kayser


                  *                                     Director
------------------------------------
         Leonard W. Kedrowski


                  *                                     Director
------------------------------------
         Richard K. Riederer


                  *                                     Director
------------------------------------
          Joseph D. Strauss


                  *                                     Director
------------------------------------
         Virginia L. Stringer


                  *                                     Director
------------------------------------
            James M. Wade

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.


By: /s/ Richard J. Ertel                            Attorney-in-Fact
    ---------------------------------
    Richard J. Ertel

                                INDEX TO EXHIBITS

EXHIBIT NUMBER   NAME OF EXHIBIT
--------------   ---------------
(d)(5)           Expense Limitation Agreement
(f)(1)           Deferred Compensation Plan
(f)(2)           Deferred Compensation Plan Summary
(h)(2)           Administration Fee Waiver Agreement
(h)(5)           Fee Schedule to Transfer Agent and Shareholder
                 Servicing Agreement
(h)(7)           Shareholder Servicing Fee Waiver Agreement
(h)(8)           Securities Lending Agreement (Government Obligations Fund)
(h)(9)           Securities Lending Agreement (Treasury Obligations Fund)
(i)              Opinion and Consent of Dorsey & Whitney
(j)              Consent of Ernst Young LLP
(p)(2)           FAF Advisors, Inc. Code of Ethics
(p)(3)           Quasar's Code of Ethics
(q)              Power of Attorney dated May 7, 2008


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